UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06136

Homestead Funds, Inc.
(Exact name of registrant as specified in charter)

4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)

Danielle Sieverling
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)

Copies to:

Bibb L. Strench, Esq.
Sutherland, Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415
(Name and addresses of the agent for service)

Registrant’s telephone number, including area code: (703) 907-5953

Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

Item 1. Schedules of Investments

DAILY INCOME FUND
Portfolio of Investments
March 31 2009
(Unaudited)

	Interest	Maturity	Face
	Rate	Date	Amount	Value
CORPORATE NOTES (18.0% of portfolio)
American Express Credit Co.	4.75%	06/17/09	$461,000	$463,151
American Express Credit Co.	0.62	05/18/09	375,000	372,751
American Honda Finance Corp.	4.50	05/26/09	500,000	501,826
Bank of America Corp.	1.29	05/08/09	1,750,000	1,748,393
Bank of America Corp.	0.59	05/08/09	675,000	672,775
Bank of America Corp.	3.05	05/20/09	225,000	224,947
Bank of America Corp.	0.61	06/26/09	1,000,000	989,597
Bank of America Corp.	5.63	07/15/09	1,000,000	1,007,827
Bank of America Corp.	1.33	08/14/09	4,500,000	4,469,924
Citigroup Funding Inc.	0.28	05/15/09	500,000	497,381
Citigroup Funding Inc.	1.42	06/09/09	400,000	398,275
Citigroup Funding Inc.	4.25	07/29/09	8,300,000	8,329,113
Deere & Company	4.40	07/15/09	3,800,000	3,832,580
El Dupont De Nemours & Co.	6.88	10/15/09	50,000	51,158
General Electric Capital Corp.	1.27	04/30/09	491,000	490,723
General Electric Capital Corp.	1.42	06/15/09	2,350,000	2,345,375
General Electric Capital Corp.	1.37	06/22/09	1,912,000	1,906,340
General Electric Capital Corp.	4.63	09/15/09	4,500,000	4,552,996
HSBC Finance Corp.	4.75	05/15/09	2,000,000	1,997,609
HSBC Finance Corp.	1.00	06/19/09	1,000,000	990,000
Total Corporate Notes (Cost $35,842,741)				35,842,741

COMMERCIAL PAPER (66.9% of portfolio)
American Express Credit Co.	0.55	04/13/09	2,090,000	2,089,617
American Honda Finance Corp.	0.50	04/03/09	4,450,000	4,449,876
American Honda Finance Corp.	0.65	04/22/09	1,000,000	999,621
American Honda Finance Corp.	0.65	04/20/09	1,000,000	999,657
American Honda Finance Corp.	0.78	05/21/09	2,920,000	2,916,837
BMW US Capital LLC	0.40	04/06/09	3,440,000	3,439,809
BMW US Capital LLC	0.80	05/06/09	2,000,000	1,998,444
BMW US Capital LLC	0.80	05/11/09	2,750,000	2,747,556
BMW US Capital LLC	0.90	05/26/09	1,470,000	1,467,979
Chevron Funding Corp.	0.54	05/13/09	1,530,000	1,529,036
Cola-Cola Co.	0.35	05/04/09	4,300,000	4,298,620
Cola-Cola Co.	0.45	05/18/09	2,400,000	2,398,590
Cola-Cola Co.	0.45	05/27/09	2,850,000	2,848,005
ConocoPhillips Qatar Funding Ltd.	0.70	04/17/09	1,325,000	1,324,588
ConocoPhillips Qatar Funding Ltd.	0.65	05/05/09	3,000,000	2,998,158
ConocoPhillips Qatar Funding Ltd.	0.55	05/15/09	5,500,000	5,496,303
Deere & Company	0.45	04/02/09	1,570,000	1,569,980
Deere & Company	0.45	04/08/09	2,000,000	1,999,825
Deere & Company	0.58	06/16/09	1,500,000	1,498,163
Hewlett Packard Co.	0.40	04/01/09	3,000,000	3,000,000
Hewlett Packard Co.	0.40	04/07/09	1,400,000	1,399,907
Hewlett Packard Co.	0.45	05/01/09	1,500,000	1,499,438
Hewlett Packard Co.	0.50	06/02/09	2,025,000	2,023,256
Hewlett Packard Co.	0.38	06/04/09	1,800,000	1,798,784
HSBC Finance Corp.	0.85	04/02/09	2,890,000	2,889,932
HSBC Finance Corp.	0.65	04/21/09	2,470,000	2,469,108
Johnson & Johnson	0.34	05/05/09	1,520,000	1,519,512
Johnson & Johnson	0.32	05/19/09	2,000,000	1,999,147
Johnson & Johnson	0.32	06/03/09	2,000,000	1,998,880
L'Oreal SA	0.35	04/22/09	869,000	868,823
L'Oreal SA	0.35	04/23/09	1,000,000	999,786
L'Oreal SA	0.35	05/14/09	3,000,000	2,998,746
Nestle Capital Corp.	0.38	05/26/09	3,000,000	2,998,258
Nestle Capital Corp.	0.34	06/04/09	1,000,000	999,396
Nestle Capital Corp.	0.35	06/04/09	2,500,000	2,498,444
Nestle Capital Corp.	0.35	06/08/09	3,160,000	3,157,911
Pfizer Inc.	0.31	05/05/09	2,000,000	1,999,414
Proctor & Gamble Co.	0.40	04/07/09	1,350,000	1,349,910
Proctor & Gamble Co.	0.32	05/13/09	1,800,000	1,799,328
Proctor & Gamble Co.	0.40	06/01/09	2,000,000	1,998,644

DAILY INCOME FUND
Portfolio of Investments (continued)
March 31 2009
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
COMERCIAL PAPER - continued
Proctor & Gamble Co.	0.40%		06/02/09	$2,000,000	$1,998,622
Proctor & Gamble Co.	0.45		06/03/09	2,150,000	2,148,307
Prudential Funding Corp.	0.97		04/06/09	4,900,000	4,899,340
Prudential Funding Corp.	0.60		05/28/09	2,000,000	1,998,100
Prudential Funding Corp.	0.70		06/18/09	2,900,000	2,895,602
Total S.A.	0.38		04/30/09	4,100,000	4,098,745
Total S.A.	0.50		05/13/09	400,000	399,767
Total S.A.	0.58		06/03/09	5,000,000	4,994,925
Toyota Motor Credit Corp.	1.15		04/08/09	1,550,000	1,549,653
Toyota Motor Credit Corp.	1.25		04/16/09	1,950,000	1,948,984
Toyota Motor Credit Corp.	1.15		04/21/09	2,000,000	1,998,722
Toyota Motor Credit Corp.	0.80		04/22/09	3,620,000	3,618,311
UBS Finance Delaware LLC	0.77		04/17/09	3,000,000	2,998,973
UBS Finance Delaware LLC	0.98		04/20/09	1,500,000	1,499,224
United Parcel Service, Inc.	0.30		05/06/09	2,000,000	1,999,417
United Parcel Service, Inc.	0.31		05/07/09	3,500,000	3,498,915
United Parcel Service, Inc.	0.31		06/05/09	1,300,000	1,299,273
Total Commercial Paper (Cost $133,182,168)					133,182,168

U.S. GOVERNMENT AGENCY OBLIGATIONS (3.5% of portfolio)
Federal Home Loan Bank	2.20		04/01/09	300,000	300,000
Federal Home Loan Bank	0.00	(a)	04/14/09	550,000	549,921
Federal Home Loan Bank	0.00	(a)	07/10/09	4,000,000	3,995,444
Federal National Mortgage Association	0.00	(a)	07/08/09	2,000,000	1,997,768
Federal National Mortgage Association	5.13		07/13/09	100,000	101,278
Total U.S Government Agency Obligations (Cost $6,944,411)					6,944,411

CERTIFICATES OF DEPOSIT (2.5% of portfolio)
Alliance Bank & Trust - Gastonia, NC	0.80		12/30/09	245,000	245,000
Associated Bank - Green Bay, WI	1.10		07/14/09	245,000	245,000
Bank of the Cascades - Bend, OR	0.95		08/13/09	245,000	245,000
Beal Bank - Las Vegas, NV	0.80		12/16/09	245,000	245,000
Cardinal Bank	0.75		12/28/09	245,000	245,000
City National Bank	1.05		07/14/09	245,000	245,000
Comerica Bank	1.00		12/28/09	245,000	245,000
Compass Bank - Birmingham, AL	1.75		04/20/09	245,000	245,000
East West Bank - Pasadena, CA	1.00		04/27/09	245,000	245,000
First Bank Troy, NC.	0.60		09/30/09	245,000	245,000
First Place Bank	1.00		06/04/09	245,000	245,000
Hudson Valley Bank, N.A.	0.70		09/04/09	245,000	245,000
Lake City Bank - Warsaw, IN	1.00		04/14/09	245,000	245,000
Midfirst Bank	1.20		06/30/09	245,000	245,000
New York Community Bank	0.70		08/25/09	245,000	245,000
Park National Bank - Newark, OH	1.20		07/27/09	245,000	245,000
Pinnacle National Bank	0.65		09/23/09	245,000	245,000
Sovereign Bank	1.30		07/23/09	245,000	245,000
Standard Bank & Trust Co.	0.75		08/27/09	245,000	245,000
Wilmington Trust Co.	0.85		12/24/09	245,000	245,000
Total Certificates of Deposit (Cost $4,900,000)					4,900,000

MONEY MARKET ACCOUNTS (9.1% of portfolio)
SSgA Prime Money Market Fund	0.50			9,896,000	9,896,000
SSgA Money Market Fund	0.35			8,230,283	8,230,283
Total Money Market Accounts (Cost $18,126,283)					18,126,283

TOTAL INVESTMENTS IN SECURITIES (Cost $198,995,603) - 100%					$198,995,603

__________________________________________

(a) Zero coupon security, purchased at a discount.
(b) 7-day yield at March 31, 2009.

At March 31, 2009, the cost of investment securities for tax purposes was $198,995,603.  There were no unrealized gains or losses.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	$198,995,603
Level 3 - Significant Unobservable Inputs	$-
Total	$198,995,603

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
March 31, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES (5.8% of portfolio)
Small Business Administration 93-20J	5.90%		10/01/13	$45,761	$46,815
Small Business Administration 98-20D	6.15		04/01/18	51,945	55,204
Small Business Administration 98-20E	6.30		05/01/18	42,844	45,665
Small Business Administration 98-20H	6.15		08/01/18	18,492	19,687
Small Business Administration 99-20D	6.15		04/01/19	70,940	75,280
Small Business Administration 04-20B	4.72		02/01/24	118,701	124,908
Small Business Administration 04-20C	4.34		03/01/24	160,829	167,334
Small Business Administration 05-10E	4.54		09/01/15	59,141	60,973
Small Business Administration Pool # 100075	3.50		05/25/19	47,703	46,493
Small Business Administration Pool # 500724	4.00	(a)	12/25/13	10,793	10,919
Small Business Administration Pool # 502261	1.38	(a)	10/25/17	19,446	19,081
Small Business Administration Pool # 502477	1.25	(a)	09/25/18	53,267	52,005
Small Business Administration Pool # 502543	0.95	(a)	01/25/19	94,225	92,807
Small Business Administration Pool # 502684	1.25	(a)	07/25/19	4,155	4,126
Small Business Administration Pool # 503278	0.88	(a)	02/25/21	38,745	38,118
Small Business Administration Pool # 503463	1.13	(a)	09/25/21	44,722	43,935
Small Business Administration Pool # 504305	0.88	(a)	10/25/23	11,498	11,219
Small Business Investment Companies 02-20K	5.08		11/01/22	55,179	58,487
Small Business Investment Companies 02-P10B	5.20		08/10/12	119,297	123,052
Small Business Investment Companies 03-10A	4.63		03/10/13	667,122	681,391
Small Business Investment Companies 03-10B	3.39		03/01/13	61,689	62,289
Small Business Investment Companies 03-P10A	4.52		02/10/13	23,324	23,795
Small Business Investment Companies 03-P10B	5.14		08/10/13	74,010	76,754
Small Business Investment Companies 04-10A	4.12		03/01/14	355,949	354,830
Small Business Investment Companies 04-10B	4.68		09/10/14	394,306	402,243
Small Business Investment Companies 04-P10A	4.50		02/10/14	88,396	88,369
Small Business Investment Companies 05-P10A	4.64		02/10/15	144,697	147,414
Small Business Investment Companies 05-10B	4.94		09/10/15	295,434	302,188
Small Business Investment Companies 07-10A	5.38		03/10/17	110,755	113,855
Total Asset Backed Securities (Cost $3,203,131)					3,349,236

MORTGAGE BACKED SECURITIES (14.6% of portfolio)
Bear Stearns Commercial Mortgage Securities 2004-ESA C (b)	4.94		05/14/16	521,000	522,342
Bear Stearns Commercial Mortgage Securities 2004-ESA D (b)	4.99		05/14/16	620,000	621,633
Bear Stearns Commercial Mortgage Securities 2004-ESA E (b)	5.06		05/14/16	500,000	501,363
Bear Stearns Commercial Mortgage Securities 2004-ESA F (b)	5.18		05/14/16	315,000	315,903
GNMA #1928	7.00		11/20/09	244	247
GNMA #2602	6.00		06/20/28	90,868	95,443
GNMA #2707	5.50		01/20/14	16,339	17,042
GNMA #8004	4.63	(a)	07/20/22	41,142	41,431
GNMA #8006	4.63	(a)	07/20/22	34,651	34,906
GNMA #8038	4.63	(a)	08/20/22	19,905	20,050
GNMA #8040	4.63	(a)	08/20/22	51,328	51,787
GNMA #8054	4.13	(a)	10/20/22	11,851	11,911
GNMA #8076	4.13	(a)	11/20/22	20,809	20,942
GNMA #8102	5.00	(a)	02/20/16	10,184	10,434
GNMA #8103	5.50	(a)	02/20/16	38,661	39,538
GNMA #8157	5.38	(a)	03/20/23	37,869	38,607
GNMA #8191	5.38	(a)	05/20/23	66,481	67,775
GNMA #8215	5.38	(a)	04/20/17	6,355	6,509
GNMA #8259	4.63	(a)	08/20/23	17,126	17,224
GNMA #8297	4.13	(a)	12/20/17	18,643	18,706
GNMA #8332	5.50	(a)	03/20/18	11,631	11,967
GNMA #8344	5.50	(a)	04/20/18	24,366	25,069
GNMA #8384	5.38	(a)	03/20/24	9,321	9,487
GNMA #8393	4.63	(a)	08/20/18	9,351	9,468
GNMA #8400	4.63	(a)	08/20/18	19,579	19,800
GNMA #8405	4.63	(a)	09/20/18	17,559	17,779
GNMA #8423	5.38	(a)	05/20/24	10,967	11,188
GNMA #8429	4.13	(a)	11/20/18	18,188	18,355
GNMA #8459	4.63	(a)	07/20/24	17,103	17,218
GNMA #8499	5.88	(a)	05/20/19	10,550	10,898
GNMA #8518	4.13	(a)	10/20/24	17,021	17,110

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
GNMA #8532	4.13%	(a)	10/20/24	$20,840	$21,098
GNMA #8591	5.38	(a)	02/20/25	50,389	51,365
GNMA #8638	5.38	(a)	06/20/25	18,616	18,984
GNMA #8648	4.63	(a)	07/20/25	24,897	25,014
GNMA #8663	4.63	(a)	07/20/25	22,390	22,559
GNMA #8680	4.63	(a)	08/20/20	24,610	24,986
GNMA #8687	4.63	(a)	08/20/25	5,468	5,530
GNMA #8702	4.13	(a)	10/20/20	10,104	10,326
GNMA #8747	4.13	(a)	11/20/25	17,086	17,181
GNMA #8807	4.63	(a)	07/20/21	22,929	23,118
GNMA #8836	4.63	(a)	09/20/21	20,260	20,418
GNMA #8847	5.38	(a)	04/20/26	20,219	20,591
GNMA #8869	4.13	(a)	11/20/21	65,851	66,320
GNMA #8873	4.13	(a)	11/20/21	30,947	31,335
GNMA #8877	5.38	(a)	05/20/26	5,390	5,496
GNMA #8883	4.13	(a)	12/20/21	22,513	22,665
GNMA #8915	5.38	(a)	02/20/22	21,409	21,832
GNMA #8934	5.38	(a)	03/20/22	38,690	39,468
GNMA #8978	5.38	(a)	05/20/22	96,732	98,780
GNMA #80053	5.38	(a)	03/20/27	4,260	4,340
GNMA #80058	5.38	(a)	04/20/27	4,634	4,718
GNMA #80185	5.38	(a)	04/20/28	47,838	48,690
GNMA #80264	5.25	(a)	03/20/29	47,589	48,581
GNMA #80283	5.38	(a)	05/20/29	32,650	33,222
GNMA #80300	4.63	(a)	07/20/29	26,489	26,607
GNMA #80309	4.63	(a)	08/20/29	10,800	10,830
GNMA #80363	5.25	(a)	01/20/30	84,755	86,583
GNMA #80426	4.63	(a)	07/20/30	4,021	4,039
GNMA #80452	4.63	(a)	09/20/30	23,170	23,265
GNMA #80475	3.88	(a)	12/20/30	47,071	47,242
GNMA #80577	4.75	(a)	02/20/32	8,300	8,415
GNMA #80684	5.38	(a)	04/20/33	28,907	29,332
GNMA #81129	5.50	(a)	10/20/34	446,757	451,937
GNMA #510280	6.00		08/15/14	20,690	21,823
GNMA #583189	4.50		02/20/17	70,161	73,164
GNMA #607494	5.00		04/15/19	83,254	87,736
GNMA #616274	5.00		02/15/19	57,931	61,050
GNMA #780336	6.50		02/15/11	2,134	2,144
GNMA 1996-4	7.00		04/16/26	8,418	9,047
GNMA 2001-53	5.50		12/20/31	66,437	68,914
GNMA 2001-53	0.90	(a)	10/20/31	12,254	12,102
GNMA 2001-61	1.05	(a)	09/20/30	21,965	21,859
GNMA 2002-15	5.50		11/20/31	125,466	128,639
GNMA 2002-20	4.50		03/20/32	35,104	36,461
GNMA 2002-88	5.00		05/16/31	136,965	139,819
GNMA 2003-11	4.00		10/17/29	68,394	68,552
GNMA 2003-12	4.50		02/20/32	49,780	50,986
GNMA 2003-26	1.01	(a)	04/16/33	22,345	22,008
GNMA 2003-97	4.50		03/20/33	106,055	109,197
GNMA 2004-17	4.50		12/20/33	251,487	259,489
GNMA 2004-17	4.50		12/17/26	361,704	362,837
GNMA 2004-102	5.50		04/20/34	93,889	99,913
GNMA 2005-56	5.00		08/20/31	241,396	246,332
GNMA 2006-36	6.00		02/20/21	38,462	38,653
GNMA 2007-11	5.50		03/20/37	362,934	362,987
GNMA 2007-30	5.50		03/20/35	135,971	137,275
GNMA 2008-50	5.50		06/16/38	982,689	993,584
Government Lease Trust 99-C1A (b)	4.00		05/18/11	522,959	531,469
Government Lease Trust 99-C1A (b)	4.00		05/18/11	165,000	167,753
GS Mortgage Securities Corp. II 2001-LIBA (b)	6.73		02/14/16	315,000	336,020
Total Mortgage Backed Securities (Cost $8,292,962)					8,446,812

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MUNICIPAL BONDS (8.2% of portfolio)
Anchorage, Alaska	5.50%		12/01/20	$150,000	$161,739
Arizona State University	5.38		07/01/19	700,000	788,655
Broward County, Florida	5.25		01/01/16	250,000	270,735
Broward County, Florida	5.25		01/01/17	300,000	324,882
East Lansing, Michigan	7.45		04/01/20	300,000	314,859
Hartford Connecticut Parking System	9.33		07/01/25	250,000	272,725
Johnson City, Tennessee - Public Building Authority	7.00		09/01/18	100,000	109,723
Mesa, Arizona Industrial Development Authority	5.63		01/01/29	1,000,000	1,045,280
Newton County, Georgia Hospital Authority	5.75		02/01/12	250,000	263,425
Philadephia, PA Hospitals & Higher Education Facilities Authority	6.00		10/01/29	330,000	345,332
Tucson, Arizona Industrial Development Authority	6.00		07/01/30	750,000	807,570
Total Municipal Bonds (Cost $4,594,864)					4,704,925

CORPORATE BONDS (17.7% of portfolio)
Bank of America N.A.	1.50		03/04/10	250,000	249,734
Branch Banking & Trust	1.40		03/04/10	250,000	249,508
Citibank N.A.	1.63		03/30/11	1,000,000	1,002,420
Dobie Center Properties LTD (b)	6.46		05/01/09	525,000	525,911
General Electric Capital Corp.	1.63		01/07/11	1,000,000	1,005,674
General Electric Capital Corp.	1.80		03/11/11	1,000,000	1,002,661
General Electric Capital Corp.	3.00		12/09/11	1,000,000	1,029,640
JPMorgan Chase & Co.	1.65		02/23/11	1,000,000	1,004,192
Morgan Stanley	3.25		12/01/11	1,000,000	1,037,991
New York Community Bank	3.00		12/16/11	1,000,000	1,024,278
Oriental Bank & Trust	2.75		03/16/12	1,000,000	1,014,210
Rowan Companies Inc.	2.80		10/20/13	95,237	93,524
State Street Corp.	1.85		03/15/11	1,000,000	1,004,900
Total Corporate Bonds (Cost $10,115,518)					10,244,643

U. S. GOVERNMENT AND AGENCY OBLIGATIONS (51.6% of portfolio)
Government Trust Certificate (Israel Trust)	0.00	(c)	05/15/09	1,000,000	999,517
Government Trust Certificate (Israel Trust)	0.00	(c)	09/15/09	1,000,000	996,872
Government Trust Certificate (Sri Lanka Trust)	1.96	(a)	06/15/12	87,500	87,499
National Archives Facility Trust	8.50		09/01/19	49,375	59,881
Overseas Private Investment Corp.	5.30	(d)	09/15/10	2,000,000	2,319,760
Overseas Private Investment Corp.	4.91	(d)	09/15/10	2,000,000	2,236,580
Overseas Private Investment Corp.	5.35	(d)	07/31/11	1,000,000	1,175,710
Overseas Private Investment Corp.	4.55	(d)	09/15/11	2,000,000	2,151,700
Overseas Private Investment Corp.	4.90	(e)	12/10/17	1,500,000	1,593,300
Overseas Private Investment Corp.	4.87	(d)	09/07/13	1,000,000	1,096,810
Overseas Private Investment Corp.	5.08	(e)	12/10/13	250,000	311,292
Overseas Private Investment Corp.	4.10		11/15/14	175,280	180,088
Overseas Private Investment Corp.	3.74		04/15/15	143,005	150,171
Overseas Private Investment Corp.	3.62		09/15/16	84,175	88,190
Overseas Private Investment Corp.	4.59	(e)	12/09/16	1,000,000	1,067,230
Overseas Private Investment Corp.	4.59	(e)	12/09/16	1,300,000	1,387,399
Overseas Private Investment Corp.	5.66	(e)	06/10/18	500,000	557,345
Private Export Funding Corp.	6.67		09/15/09	1,025,000	1,052,908
Private Export Funding Corp.	7.20		01/15/10	1,000,000	1,047,832
Private Export Funding Corp.	4.97		08/15/13	1,100,000	1,211,479
SALLIE MAE	7.30		08/01/12	1,875,000	2,204,490
U.S. Department of Housing and Urban Development	7.50		08/01/11	250,000	255,233
U.S. Department of Housing and Urban Development	4.79		08/01/11	514,000	550,645
U.S. Department of Housing and Urban Development	3.44		08/01/11	1,250,000	1,300,659
U.S. Department of Housing and Urban Development	6.93		08/01/13	1,200,000	1,205,552
U.S. Department of Housing and Urban Development	7.72		08/01/13	1,000,000	1,023,880
U.S. Department of Housing and Urban Development	7.63		08/01/14	425,000	429,489
U.S. Department of Housing and Urban Development	7.91		08/01/17	500,000	511,190
U.S. Department of Housing and Urban Development	7.93		08/01/18	1,000,000	1,022,304
U.S. Department of Housing and Urban Development	6.07		08/01/21	500,000	535,284
United States Treasury Note	1.38		02/15/12	1,000,000	1,008,125
Total U.S. Government and Agency Obligations (Cost $28,999,821)					29,818,414

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
COMMERCIAL PAPER (1.7% of portfolio)
GE Capital TLGP	1.95%		05/15/09	$1,000,000	$997,617
Total Comercial Paper (Cost $997,617)					997,617

MONEY MARKET ACCOUNTS (0.4% of portfolio)
SSgA Prime Money Market Fund	0.50	(f)		203,000	203,000
SSgA Money Market Fund	0.35	(f)		883	882
Total Money Market Accounts (Cost $203,882)					203,882

TOTAL INVESTMENTS IN SECURITIES (Cost $56,407,795) - 100%					$57,765,529

_____________________________________________________

(a) Variable coupon rate as of March 31, 2009.
(b) 144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total of such securities at period-end amounts to
$ 3,522,394 and represents 6.1% of total investment.
(c) Zero coupon rate.
(d) Interest is paid at maturity.
(e) Interest is paid at put date.
(f) 7-day yield at March 31, 2009.

At March 31, 2009, the cost of investment securities for tax purposes was $56,407,795.  Net unrealized appreciation of investment securities was $1,357,734 consisting of unrealized gains of $1,374,564 and unrealized losses of $16,830.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$12,497,182
Level 2 - Other Significant Observable Inputs	$45,268,347
Level 3 - Significant Unobservable Inputs	$-
Total	$57,765,529

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SHORT-TERM BOND FUND
Portfolio of Investments
March 31, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS (39.8% of portfolio)
BASIC INDUSTRIES - 6.5%
3M Employee Stock Ownership Plan (b)	5.62%		07/15/09	$416,683	$421,971
Chevron Corp.	3.45		03/03/12	250,000	256,612
Colgate-Palmolive Co.	0.95	(a)	08/22/42	750,000	741,141
Cooper Industries Inc.	5.50		11/01/09	370,000	373,587
Daimler Chrysler North America Holding Corp.	5.75		05/18/09	255,000	255,073
General Electric Co.	5.00		02/01/13	1,625,000	1,625,182
Halliburton Co. (b)	5.50		10/15/10	100,000	103,924
Ingersoll-Rand Global Holding Co. LTD.	9.50		04/15/14	350,000	349,972
ITT Corp.	0.23	(a)	08/25/48	730,000	672,892
Minnesota Mining & Manufacturing Co.	1.03	(a)	09/30/27	250,000	247,007
PACCAR Inc.	6.38		02/15/12	1,300,000	1,347,051
Pepsico Capital Resources Inc.	0.00	(c)	04/01/12	420,000	372,505
PPG Industries Inc.	5.75		03/15/13	470,000	478,604
SeaRiver Maritime, Inc.	0.00	(c)	09/01/12	750,000	650,248
Snap-on Inc.	1.48	(a)	01/12/10	3,675,000	3,639,746
Vulcan Materials Co.	2.57	(a)	12/15/10	1,800,000	1,789,958
Total Basic Industries					13,325,473

CONSUMER STAPLES - 1.2%
Beverages
Brown-Forman Corp.	1.54	(a)	04/01/10	1,100,000	1,089,216
Food Products
General Mills Inc.	11.97	(a)	10/15/22	675,000	764,639
H.J. Heinz Co. (b)	15.59	(a)	12/01/20	150,000	170,038
Ralston Purina Co.	9.25		10/15/09	300,000	311,197
Total Consumer Staples					2,335,090

CONSUMER DISCRETIONARY - 0.1%
Specialty Retail
Home Depot Inc.	1.45	(a)	12/16/09	230,000	225,650
Total Consumer Discretionary					225,650

FINANCE - 20.1%
Banks
American Express Bank FSB	0.58	(a)	04/26/10	1,125,000	1,054,475
American Express Credit Corp.	7.30		08/20/13	525,000	487,333
Bank of America Corp.	4.70		10/15/09	465,000	462,861
Bank of America Corp.	4.75		12/15/09	245,000	240,100
Bank of America Corp.	7.23		08/15/12	200,000	175,781
Bayerische Landesbank New York	3.20		04/15/09	1,150,000	1,150,721
Comerica Bank	0.60	(a)	06/19/09	3,150,000	3,108,521
Comerica Bank	0.53	(a)	08/07/09	420,000	417,341
Comerica Bank	1.33	(a)	08/24/09	335,000	325,486
Comerica Bank	0.65	(a)	05/10/10	225,000	205,290
Comerica Bank	0.61	(a)	06/30/10	1,350,000	1,217,552
Comerica Bank	7.13		12/01/13	460,000	407,294
Fifth Third Bank	4.20		02/23/10	900,000	860,885
First Tennesse Bank N.A.	1.46	(a)	12/17/09	1,950,000	1,898,604
HSBC Finance Corp.	6.75		05/15/11	225,000	200,546
HSBC Finance Corp.	1.45	(a)	08/09/11	950,000	646,617
HSBC Finance Corp.	5.00		12/15/11	250,000	202,335
Key Bank N.A.	7.41		10/15/27	1,050,000	957,035
Landesbank Baden-Wueterttemberg NY	5.05		12/30/15	100,000	97,092
Union Bank N.A.	5.95		05/11/16	525,000	376,327
US Bank N.A. (b)	5.92		05/25/12	616,340	645,191
World Savings Bank FSB	4.50		06/15/09	275,000	274,628
Consumer Loans
American General Finance Corp.	4.63		05/15/09	250,000	233,989
American General Finance Corp.	3.88		10/01/09	1,215,000	859,916
American General Finance Corp.	8.45		10/15/09	900,000	664,501
American General Finance Corp.	4.88		07/15/12	375,000	149,557
CIT Group Inc.	3.38		04/01/09	500,000	500,000
CIT Group Inc.	1.39	(a)	06/08/09	3,365,000	3,255,675
CIT Group Inc.	1.45	(a)	03/12/10	925,000	735,815

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
Consumer Loans- continued
CIT Group Inc.	7.63%		11/30/12	$275,000	$202,408
CIT Group Inc.	6.00		07/15/09	125,000	108,771
CIT Group Inc.	1.36	(a)	08/17/09	265,000	236,784
General Electric Capital Corp.	3.25		07/15/10	100,000	94,609
General Electric Capital Corp.	1.33	(a)	02/18/11	260,000	236,050
General Electric Capital Corp.	5.00	(d)	09/12/11	295,000	281,028
General Electric Capital Corp. (b)	4.15		04/14/09	555,000	555,057
General Electric Capital Corp.	0.00	(a)	05/01/51	100,000	99,000
PACCAR Financial Corp.	4.85	(a)	01/12/11	1,125,000	1,116,562
Textron Financial Corp.	4.60		05/03/10	1,745,000	1,396,333
Toyota Motor Credit Corp	2.75		08/06/09	29,545	29,708
Insurance
Genworth Global Funding	1.29	(a)	11/27/09	520,000	484,943
Genworth Global Funding	5.20		10/08/10	1,925,000	1,633,980
Genworth Global Funding	5.13		03/15/11	250,000	175,909
Genworth Global Funding	5.38		09/15/11	1,590,000	1,078,553
Hartford Life Global Funding	1.49	(a)	09/15/09	1,075,000	1,013,681
Hartford Life Global Funding	1.99	(a)	05/14/10	1,650,000	1,407,980
MBIA Global Funding LLC (b)	0.53		04/09/09	350,000	349,762
MBIA Global Funding LLC (b)	4.38		03/15/10	1,015,000	940,669
Principal Life Income Funding	3.20		04/01/09	400,000	400,000
Principal Life Income Funding	4.00		12/15/09	350,000	347,731
Principal Life Income Funding	1.49	(a)	03/01/12	500,000	427,290
Protective Life Secured Trust	4.15		06/15/10	100,000	93,719
Protective Life Secured Trust	4.00		04/01/11	450,000	417,719
Protective Life Secured Trust	1.96	(a)	07/10/12	750,000	556,875
Reliance Standard Life (b)	5.63		03/15/11	800,000	857,989
Travelers Insurance Co. Instutional Funding Ltd.	1.80	(a)	06/15/11	300,000	272,352
Investment Banker/ Broker
Bear Stearns Cos., Inc.	5.85		07/19/10	1,450,000	1,453,344
Merrill Lynch & Co., Inc.	3.05	(a)	05/20/09	1,125,000	1,118,753
Morgan Stanley Inc.	3.34	(a)	05/14/10	1,100,000	1,071,495
Mortgage
Residential Capital LLC (b)	8.50		05/15/10	1,215,000	905,175
Residential Capital LLC	8.38		06/30/10	415,000	190,900
Total Finance					41,366,597

HEALTHCARE - 1.7%
Healthcare Providers and Services
Roche Holdings Inc. (b)	4.50		03/01/12	1,075,000	1,094,294
Pharmaceuticals
Allergan Inc.	7.47		04/17/12	350,000	367,525
Elly Lilly & Co.	3.55		03/06/12	225,000	229,876
Hospira Inc.	1.71	(a)	03/30/10	440,000	410,387
Merck & Co. Inc.	0.80	(a)	08/22/42	750,000	741,279
Pfizer Inc.	4.45		03/15/12	675,000	693,328
Total Healthcare					3,536,689

INFORMATION TECHNOLOGY - 0.7%
Communication Equipment
Cisco Systems Inc.	5.25		02/22/11	450,000	475,785
Computers
Hewlett Packard Co.	4.25		02/24/12	975,000	1,001,602
Total Information Technology					1,477,387

TRANSPORTATION - 3.5%
Airline
Southwest Airlines Inc.	6.54		06/29/09	1,382,917	1,394,035
Southwest Airlines Inc.	7.22		07/01/13	836,805	807,711
Southwest Airlines Inc.	8.70		07/01/11	302,722	301,441
Road & Rail
Burlington Northern & Santa Fe Railway Co.	6.20		05/01/13	225,000	232,237
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	1,202,214	1,114,384
Burlington Northern & Santa Fe Railway Co.	4.83		01/15/23	178,394	168,750
Burlington Northern & Santa Fe Railway Co.	4.97		04/01/23	180,826	167,931

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
Transportation- continued
Consolidated Rail Corp.	6.76%		05/25/15	$165,155	$172,375
CSX Transportation Inc.	8.38		10/15/14	250,000	259,386
GATX Corp.	9.00		11/15/13	250,000	263,166
Union Pacific Railroad Co.	6.85		01/02/19	100,462	104,496
Union Tank Car Co.	7.45		06/01/09	295,000	297,755
Union Tank Car Co.	6.79		05/01/10	1,400,000	1,457,378
Special Purpose Entity
Toll Road Investor Partnership II LLP (b)	0.00	(c)	02/15/10	500,000	476,084
Total Transportation					7,217,129

UTILITIES - 6.0%
Electric & Gas
Aquila Inc.	11.88		07/01/12	250,000	262,500
Colonial Pipeline (b)	7.75		11/01/10	565,000	592,126
Empire District Electric Co.	8.13		11/01/09	225,000	228,866
Michigan Consolidated Gas Co.	7.06		05/01/12	325,000	342,650
Nisource Finance Corp.	7.88		11/15/10	325,000	319,361
Nisource Finance Corp.	1.82	(a)	11/23/09	900,000	858,685
Northern Illinois Gas Co.	6.63		02/01/11	405,000	421,189
Ohio Power Co.	1.61	(a)	04/05/10	190,000	185,580
Questar Pipeline Co.	7.41		10/01/09	750,000	759,778
Southern California Gas Co.	4.80		10/01/12	165,000	168,574
Southern Co. Capital Funding, Inc.	5.75		11/15/15	525,000	526,294
Washington Gas Light Co.	2.05	(a)	08/26/10	1,125,000	1,124,305
Telephone
Ameritech Capital Funding Corp.	6.25		05/18/09	2,825,000	2,835,794
AT&T Corp.	7.30		11/15/11	250,000	268,627
GTE California Inc.	6.70		09/01/09	700,000	712,481
Nextel Communications, Inc.	7.38		08/01/15	1,350,000	715,500
NYNEX Corp.	9.55		05/01/10	26,701	25,935
SBC Communications Capital Corp.	7.00		10/01/12	450,000	455,344
Verizon Pennsylvania Inc.	5.65		11/15/11	1,350,000	1,385,902
Total Utilities					12,189,491
Total Corporate Bonds (Cost $84,142,805)					81,673,506

YANKEE BONDS (3.8% of portfolio)
Bank of Ireland	1.36	(a)	12/18/09	250,000	242,458
Bank of Scotland PLC (b)	4.00		09/15/09	675,000	665,020
Canadian National Railway Co.	7.52		01/03/10	280,760	292,038
CIT Group Funding Co. of Canada	4.65		07/01/10	675,000	560,316
Hydro-Quebec	6.27		01/03/26	80,000	91,624
International Bank for Reconstruction and Development	0.00	(c)	01/15/11	875,000	855,251
International Bank for Reconstruction and Development	0.00	(c)	04/15/11	250,000	243,706
International Bank for Reconstruction and Development	0.00	(c)	10/15/11	250,000	240,374
International Bank for Reconstruction and Development	4.00	(d)	07/03/13	865,000	871,136
International Multifoods Inc.	6.60		11/13/09	250,000	255,752
Korea Development Bank	8.00		01/23/14	500,000	514,337
Province of Ontario	3.38		05/20/11	1,125,000	1,147,440
Royal Philips Electronics NV	4.63		03/11/13	475,000	470,726
Scotland International Financial No. 2 (b)	6.50		02/15/11	100,000	94,065
Shell International Finance BV	5.63		06/27/11	1,100,000	1,178,936
Total Yankee Bonds (Cost $7,550,526)					7,723,179

ASSET BACKED SECURITIES (25.1% of portfolio)
ACLC Franchise Loan Receivables Trust 97-A (b)	0.95	(a)	09/17/12	12,872	8,797
ACLC Franchise Loan Receivables Trust 97-B (b)	6.73		04/15/14	354,527	296,179
Advanta Business Card Master Trust 06-A3	5.30		05/21/12	1,835,000	1,792,059
Advanta Business Card Master Trust 06-A5	5.10		09/20/12	1,565,000	1,382,922
AEP Texas Central Transition Funding 06-A	4.98		07/01/15	360,000	378,135
Americredit Automobile Receivables Trust 05-AX	3.93		10/06/11	953,262	910,419
Americredit Automobile Receivables Trust 05-CF	4.63		06/06/12	121,905	115,266
Americredit Automobile Receivables Trust 05-DA	5.02		11/06/12	140,000	124,531
Americredit Automobile Receivables Trust 06-AF	5.56		09/06/11	161,009	160,547

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES - continued
Americredit Automobile Receivables Trust 06-AF	5.64%		09/06/13	$300,000	$264,738
Americredit Automobile Receivables Trust 06-BG	5.21		10/06/11	224,396	220,844
Americredit Automobile Receivables Trust 06-BG	5.21		09/06/13	1,190,000	955,823
Americredit Automobile Receivables Trust 06-RM	5.42		08/08/11	1,010,158	979,892
Americredit Automobile Receivables Trust 06-RM	5.53		01/06/14	2,960,000	2,190,702
Americredit Automobile Receivables Trust 07-AX	0.56	(a)	10/06/13	1,775,000	1,257,029
Americredit Automobile Receivables Trust 07-CM	0.60	(a)	04/07/14	1,125,000	692,749
Americredit Automobile Receivables Trust 07-CM	5.55		04/07/14	150,000	107,644
Americredit Automobile Receivables Trust 07-DF	5.49		07/06/12	96,255	93,132
Americredit Automobile Receivables Trust 07-DF	5.56		06/06/14	280,000	236,437
Americredit Automobile Receivables Trust 08-AF	2.27	(a)	01/12/12	180,252	172,678
Americredit Automobile Receivables Trust 08-AF	6.96		10/14/14	400,000	338,362
Atlantic City Electric Transition Funding LLC 03-1	2.89		07/20/11	88,092	88,199
Bay View Auto Trust 05-LJ1	4.09		05/25/12	672,784	599,934
Capital One Auto Finance Trust 06-B	5.45		02/15/11	74,180	74,100
Capital One Auto Finance Trust 07-B	5.03		04/15/12	720,474	707,623
Caterpillar Financial Asset Trust 07-A	5.34		06/25/12	554,026	556,239
Charming Shoppes Master Trust 04-1A (b)	1.51	(a)	05/15/14	500,000	395,273
CIT Equipment Collateral 08-VT1	6.59		12/22/14	1,325,000	1,304,567
CIT Marine Trust 99-A	6.25		11/15/19	736,375	614,658
CIT RV Trust 99-A	6.24		08/15/15	25,440	25,458
CPS Auto Trust 04-D (b)	3.86		12/15/11	56,307	53,219
CPS Auto Trust 05-C (b)	4.79		05/15/12	310,848	294,069
CPS Auto Trust 06-A (b)	5.33		11/15/12	1,431,972	1,237,784
CPS Auto Trust 07-A (b)	5.04		09/15/11	924,999	869,395
CPS Auto Trust 07-C (b)	5.92		05/15/14	1,584,990	1,171,158
CPS Auto Trust 08-A (b)	6.48		07/15/13	475,000	433,781
Credit Acceptance Auto Dealer Loan Trust 07-2 (b)	6.16		04/15/13	597,328	570,054
Daimler Chrysler Auto Trust 06-A	5.01		01/08/11	500,000	499,293
Drive Auto Receivables Trust 06-1 (b)	5.54	(d)	12/16/13	611,816	574,531
DVI Receivables Corp. 00-2	7.12		11/12/09	98,350	7,868
DVI Receivables Corp. 01-2	3.52		11/11/09	337,953	23,657
DVI Receivables Corp. 02-1	4.57		06/11/10	199,065	15,925
DVI Receivables Corp. 03-1	1.06	(a)	03/14/11	446,889	71,502
E-Trade RV & Marine Trust 04-1	3.62		10/08/18	591,820	556,860
First Auto Receivables Group Trust 03-2 (b)	3.31		09/15/10	42,054	40,907
Ford Credit Auto Owner Trust 07-A	5.47		06/15/12	745,000	718,316
Ford Credit Floorplan Master Owner Trust 06-3	1.01	(a)	06/15/11	1,565,000	1,433,352
GE Delaer Floorplan Master Note Trust 06-4	0.56	(a)	10/20/11	2,175,000	1,891,284
Great America Leasing Receivables 06-1 (b)	5.39		09/15/11	495,000	495,477
GS Auto Loan Trust 07-1	5.48		12/15/14	1,825,000	1,843,171
Harley-Davidson Motorcycle Trust 04-3	3.20		05/15/12	181,979	175,836
Hertz Vehicle Financing LLC 05-2 (b)	5.08		11/25/11	1,350,000	1,166,656
Household Automotive Trust 06-1	5.43		06/17/11	274,652	275,130
Household Credit Card Master Note Trust 07-2	1.11	(a)	07/15/13	175,000	155,827
Key Corp Student Loan Trust 03-A	1.47	(a)	10/25/25	700,516	678,844
Key Corp Student Loan Trust 05-A	1.36	(a)	03/27/24	415,000	313,831
Key Corp Student Loan Trust 06-A	1.26	(a)	09/27/21	488,999	477,305
Long Beach Auto Receivables Trust 04-C	3.78		07/15/11	211,770	204,932
Long Beach Auto Receivables Trust 05-A	4.25		04/15/12	190,930	181,810
Long Beach Auto Receivables Trust 05-B	4.52		06/15/12	1,044,451	1,002,826
Long Beach Auto Receivables Trust 06-A	5.50		05/15/13	1,624,974	1,496,349
Long Beach Auto Receivables Trust 06-B	5.17		08/15/11	1,579,939	1,563,626
Long Beach Auto Receivables Trust 06-B	5.18		09/15/13	650,000	591,271
Long Beach Auto Receivables Trust 07-A	4.97		10/15/11	170,876	168,738
Marriott Vacation Club Owners Trust 06-1A (b)	5.74		04/20/28	261,641	215,358
Marriott Vacation Club Owners Trust 08-1A (b)	7.20		05/20/30	623,526	584,287
Merrill Auto Trust Securitization 07-01	0.62	(a)	12/15/13	665,000	618,529
Navistar Financial Dealer Note Master Trust 05-A	0.63	(a)	02/25/13	500,000	471,111
ONYX Acceptance Owner Trust 05-B	4.34		05/15/12	1,317,407	1,198,674
Prestige Auto Receivables Trust 05-1A (b)	4.37		06/15/12	184,518	171,966
Prestige Auto Receivables Trust 06-1A (b)	5.25		06/17/13	777,768	721,259
Santander Drive Auto Receivables Trust 07-1	5.05		09/15/11	1,159,405	1,146,673
Santander Drive Auto Receivables Trust 07-2	1.36	(a)	08/15/14	1,253,563	1,175,804

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES - continued
Santander Drive Auto Receivables Trust 07-3	5.52%		10/15/14	$1,800,000	$1,461,472
SLM Student Loan Trust 05-B	1.36	(a)	12/16/19	496,573	471,537
SLM Credit Student Loan Trust 06-A	1.40	(a)	12/15/20	200,000	172,897
Small Business Administration 02-20K	5.08		11/01/22	193,126	204,703
Small Business Administration 03-10B	3.39		03/01/13	138,801	140,150
Small Business Administration 03-P10B	5.14		08/10/13	88,811	92,105
Small Business Administration 05-10E	4.54		09/01/15	147,852	152,433
Textron Financial Floorplan Master Note Trust 07-A (b)	0.62	(a)	03/13/12	1,425,000	1,024,504
Triad Automobile Receivables Trust 06-A	4.77		01/12/11	89,236	89,036
Triad Automobile Receivables Trust 06-B	5.41		08/12/11	303,830	298,343
Triad Automobile Receivables Trust 06-B	5.52		11/12/12	125,000	109,001
Triad Automobile Receivables Trust 06-C	5.26		11/14/11	655,408	639,368
Triad Automobile Receivables Trust 06-C	5.31		05/13/13	492,000	376,182
UPFC Auto Receivables Trust 05-B	4.98		08/15/11	162,494	152,610
UPFC Auto Receivables Trust 06-A	5.49		05/15/12	233,290	225,526
UPFC Auto Receivables Trust 06-B	5.01		08/15/12	121,661	116,337
UPFC Auto Receivables Trust 07-A	5.53		07/15/13	172,036	148,084
USXL Funding LLC 06-1A (b)	5.38		04/15/14	296,030	266,318
Washington Mutual Master Note Trust 07-A4A (b)	5.20		10/15/14	925,000	844,855
Total Asset Backed Securities (Cost $55,622,418)					51,588,642

MORTGAGE BACKED SECURITIES (20.8% of portfolio)
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	269,649	196,385
Accredited Mortgage Loan Trust 04-3	3.92	(a)	10/25/34	22,725	21,944
ACE Securities Corp. 06-SL1	0.68	(a)	09/25/35	265,366	78,454
ACE Securities Corp. 06-ASL1	0.66	(a)	02/25/36	862,445	186,551
Adjustable Rate Mortgage Trust 05-10	4.89	(a)	01/25/36	205,260	128,781
American Business Financial Services 02-1	7.01		12/15/32	93,692	51,710
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	73,704	59,870
Amresco Residential Securities 98-1	7.57		10/25/27	115,780	82,879
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	309,548	187,480
Banc of America Funding Corp. 04-A	5.01	(a)	09/20/34	172,641	143,560
Banc of America Funding Corp. 05-G	5.24	(a)	10/20/35	1,540,353	1,121,907
Banc of America Funding Corp. 07-5	6.50		07/25/37	197,777	108,407
Banc of America Mortgage Securites Inc. 02-J	5.57	(a)	09/25/32	24,113	19,836
Banc of America Mortgage Securities Inc. 04-F	4.15	(a)	07/25/34	523,645	515,384
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	141,095	112,168
Banc of America Mortgage Securities Inc. 05-C	4.71	(a)	04/25/35	119,133	78,987
Bear Stearns Adjustable Rate Mortgage Trust 04-10	4.64	(a)	01/25/35	736,821	535,659
Bear Stearns Adjustable Rate Mortgage Trust 05-12	5.45	(a)	02/25/36	151,214	82,646
Bear Stearns ALT-A Trust 04-11	5.32	(a)	11/25/34	34,632	19,451
Bear Stearns ALT-A Trust 05-4	5.36	(a)	05/25/35	204,293	109,776
Bear Stearns ALT-A Trust 05-9	5.78	(a)	11/25/35	127,786	76,837
Bear Stearns ALT-A Trust 06-6	5.72	(a)	11/25/36	313,467	143,754
Bear Stearns Asset Backed Securities Trust 03-3	1.11	(a)	06/15/43	131,953	101,506
Chase Mortgage Finance Corp. 03-S2	5.00		03/25/18	74,005	73,774
Chase Mortgage Finance Corp. 05-A1	5.41	(a)	12/25/35	78,380	57,926
Chase Mortgage Finance Corp. 06-A1	6.00	(a)	09/25/36	73,998	51,760
Chaseflex Trust 05-2	6.00		06/25/35	216,555	150,371
CITICORP Mortgage Securities, Inc. 88-11	4.44	(a)	08/25/18	43,414	41,908
CITICORP Mortgage Securities, Inc. 88-17	4.34	(a)	11/25/18	64,818	59,302
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	900,534	782,678
Citigroup Mortgage Loan Trust, Inc. 05-7	5.05	(a)	09/25/35	533,898	265,128
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	296,598	295,674
CMO Trust 17	7.25		04/20/18	1,658	1,737
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	307,190	202,572
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	60,964	52,565
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	134,023	119,867
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	441,312	309,547
Countrywide Alternative Loan Trust 05-43	5.66	(a)	10/25/35	77,364	40,081
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	918,319	846,042
Countrywide Asset Backed Certificate 06-S7	5.71		11/25/35	280,000	33,180
Countrywide Asset Backed Certificate 07-S3	0.66	(a)	05/25/37	671,350	446,073
Countrywide Asset Backed Certificates 07-S1	5.69		11/25/36	366,338	106,199
Countrywide Home Loans 03-49	4.59	(a)	12/19/33	213,483	177,355

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED - continued
Countrywide Home Loans 03-56	4.49%		12/25/33	$139,077	$131,560
Countrywide Home Loans 03-J13	5.25		01/25/24	625,738	590,390
Countrywide Home Loans 05-HYB8	5.55	(a)	12/20/35	267,968	145,449
Countrywide Home Loans 06-HYB5	5.78	(a)	09/20/36	140,176	51,783
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	373,569	330,710
Credit Suisse First Boston Mortgage 03-21	2.02	(a)	09/25/33	51,508	38,732
Credit Suisse First Boston Mortgage 03-AR24	4.66	(a)	10/25/33	555,350	434,591
Credit Suisse First Boston Mortgage 03-FFA	6.10	(a)	02/25/33	442,341	373,180
Credit Suisse First Boston Mortgage 04-4	5.50		06/25/15	282,277	276,447
Credit Suisse First Boston Mortgage 04-AR3	4.29	(a)	04/25/34	153,246	119,403
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	626,593	509,166
Credit Suisse First Boston Mortgage 06-1	0.65	(a)	05/25/36	1,083,277	703,820
Credit Suisse First Boston Mortgage 06-2	5.41	(a)	07/25/36	1,120,000	111,080
DLJ Mortgage Acceptance Corp. 91-3	4.61	(a)	02/20/21	47,353	47,291
FHLMC 2419	5.50		03/15/17	7,035	7,559
FHLMC 2586	3.50		12/15/32	216,990	217,396
FHLMC 2649	4.50		07/15/18	694,469	720,164
FHLMC 3061	5.50		07/15/16	485,993	511,884
FHLMC 3071	5.75		11/15/34	300,670	303,040
FHLMC 780754	4.66	(a)	08/01/33	48,463	48,590
FHLMC M80833	4.00		08/01/10	293,691	296,828
FHLMC M80848	3.00		07/01/10	208,363	207,860
FHLMC M90951	4.50		10/01/09	82,991	83,356
FHLMC R009	5.75		12/15/18	497,858	509,565
FHLMC R010	5.50		12/15/19	1,045,960	1,067,452
FHLMC R013	6.00		12/15/21	430,891	441,152
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	23,945	14,948
First Alliance Mortgage Loan Trust 94-2	7.63		07/25/25	33,267	23,200
First Alliance Mortgage Loan Trust 94-3	7.83		10/25/25	750	569
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	5.31	(a)	09/25/34	54,427	33,225
First Horizon Mortgage Pass-Through Trust 05-AR2	4.87	(a)	05/25/35	279,795	187,706
Flagstar Home Equity Loan Trust 07-1A (b)	5.77		01/25/35	250,000	163,950
FNMA 03-05	4.25		08/25/22	172,920	177,808
FNMA 03-38	5.00		03/25/23	190,886	199,006
FNMA 03-81	4.75		09/25/18	282,636	291,995
FNMA 03-86	4.50		09/25/18	349,351	357,764
FNMA 04-34	5.50		05/25/19	495,205	502,542
FNMA 05-14	0.82	(a)	03/25/35	37,411	37,068
FNMA 06-10	5.75		09/25/20	102,982	104,115
FNMA 813842	4.45	(a)	01/01/35	50,463	50,686
GMAC Mortgage Corp. Loan Trust 05-AR3	4.86	(a)	06/19/35	265,353	205,010
GMAC Mortgage Corp. Loan Trust 05-HE2	4.62		11/25/35	44,861	41,881
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	220,000	118,056
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	252,445
GNMA 02-15	5.50		11/20/31	92,845	95,193
GNMA 02-88	5.00		05/16/31	68,482	69,910
GNMA 03-11	4.00		10/17/29	355,121	355,941
GNMA 03-12	4.50		02/20/32	99,559	101,972
GNMA 03-26	1.01	(a)	04/16/33	50,276	49,519
GNMA 03-92	4.50		12/16/26	39,347	39,684
GNMA 04-17	4.50		12/20/33	105,362	108,714
GNMA 06-36	6.00		02/20/21	64,102	64,422
GNMA 583189	4.50		02/20/17	42,096	43,898
Green Tree Financial Corp. 98-5	6.22		03/01/30	262,747	191,684
GS Mortgage Loan Trust 03-3F	5.00		04/25/33	85,671	83,073
GS Mortgage Loan Trust 03-10	4.94	(a)	10/25/33	475,232	365,442
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	256,346	228,788
GS Mortgage Loan Trust 05-AR3	5.02	(a)	05/25/35	205,615	99,947
GS Mortgage Loan Trust 05-AR6	4.56	(a)	09/25/35	161,637	116,394
Home Equity Mortgage Loan Asset-Backed Trust 06-A	5.77		05/25/36	305,000	242,824
Home Equity Mortgage Loan Asset-Backed Trust 07-HSA2	0.65	(a)	04/25/37	40,586	39,968
Home Equity Mortgage Trust 06-1	5.00	(a)	05/25/36	1,430,000	195,097
IMPAC Secured Assets Corp. 03-3	4.20		08/25/32	481,194	428,244
Indymac Indx Mortgage Loan Trust 04-AR6	5.42	(a)	10/25/34	24,628	15,885
Indymac Indx Mortgage Loan Trust 05-AR15	5.10	(a)	09/25/35	81,027	45,651

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)
	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED - continued
Indymac Indx Mortgage Loan Trust 05-L1	0.72%	(a)	06/25/10	$544,098	$384,642
JP Morgan Mortgage Trust 04-A3	4.96	(a)	07/25/34	496,651	412,503
JP Morgan Mortgage Trust 05-A2	5.20	(a)	04/25/35	1,259,028	811,165
Lehman ABS Manufactured Housing Contract 01-B	4.35		05/15/14	200,110	122,714
Master Adjustable Rate Mortgages Trust 04-13	4.53	(a)	04/21/34	102,008	82,916
Master Adjustable Rate Mortgages Trust 05-1	5.19	(a)	01/25/35	113,584	82,182
Master Alternative Loans Trust 03-5	6.00		08/25/33	127,710	114,220
Master Asset Securitization Trust 03-6	5.00		07/25/18	89,762	89,481
Master Asset Securitization Trust 06-1	6.00		10/25/22	631,784	491,592
Merrill Lynch Mortgage Investors Trust 03-A2	3.26	(a)	02/25/33	83,402	68,801
Merrill Lynch Mortgage Investors Trust 06-SL1	0.70	(a)	09/25/36	972,339	233,382
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	446,472	396,999
Morgan Stanley Mortgage Loan Trust 04-4	4.75		08/25/34	19,330	19,300
Morgan Stanley Mortgage Loan Trust 05-5AR	5.52	(a)	09/25/35	78,678	39,506
Morgan Stanley Mortgage Loan Trust 06-1AR	5.80	(a)	02/25/36	228,283	113,716
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		02/25/37	611,578	540,645
MSDWCC HELOC Trust 03-2-A	0.78	(a)	04/25/16	944,279	515,215
New Century Home Equity Loan Trust 97-NC5	7.20		10/25/28	622	620
Nomura Asset Acceptance Corporation 06-AF2	0.62	(a)	08/25/36	522,240	284,621
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	468,777	269,257
Option One Mortgage Loan Trust 07-FXD1	5.60		01/25/37	260,000	197,345
Option One Mortgage Loan Trust 07-FXD2	5.90		03/25/37	157,966	131,489
Oakwood Mortgage Investors, Inc. 02-A	0.81	(a)	09/15/14	274,891	131,520
Prime Mortgage Trust 05-2	5.00		07/25/20	431,680	404,430
Residential Accredit Loans, Inc. 02-QS9	1.12	(a)	07/25/32	11,227	7,987
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	100,163	81,874
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	713,684	352,828
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	434,259	281,273
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	136,274	92,246
Residential Asset Securitization Trust 04-A4	5.50		08/25/34	2,811	2,805
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	435,313	277,986
Residential Funding Mortgage Securities 00-HI5	7.48	(a)	12/25/25	1,357,503	1,191,838
Residential Funding Mortgage Securities I 03-S11	3.50		06/25/18	97,370	96,733
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	269,938	267,070
Residential Funding Mortgage Securities I 03-S17	5.50		09/25/33	543,017	498,858
Residential Funding Mortgage Securities I 05-SA2	4.95	(a)	06/25/35	68,181	41,753
Residential Funding Mortgage Securities I 06-SA1	5.58	(a)	02/25/36	85,306	46,465
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	66,134	66,175
SACO I Trust 05-6	0.81	(a)	09/25/35	1,018,091	377,726
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	69	69
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	4.39	(a)	03/25/34	35,916	27,746
Structured Adjustable Rate Mortgage Loan Trust 04-4	5.45	(a)	04/25/34	2,783,670	1,945,192
Structured Adjustable Rate Mortgage Loan Trust 04-8	4.66	(a)	07/25/34	700,000	562,448
Structured Adjustable Rate Mortgage Loan Trust 04-11	5.09	(a)	08/25/34	70,252	54,627
Structured Adjustable Rate Mortgage Loan Trust 04-18	5.61	(a)	12/25/34	140,776	51,941
Structured Adjustable Rate Mortgage Loan Trust 05-11	5.37	(a)	05/25/35	622,846	302,159
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.62	(a)	02/25/36	76,044	40,022
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.62	(a)	02/25/36	364,610	228,514
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.88	(a)	05/25/36	220,606	108,088
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.87	(a)	05/25/36	226,239	111,842
Structured Asset Mortgage Investments 04-AR5	4.68	(a)	10/19/34	44,927	27,818
Structured Asset Securities Corp. 98-RF1 (b)	8.61	(a)	04/15/27	68,645	68,594
Structured Asset Securities Corp. 03-8	5.00		04/25/33	92,199	64,180
Structured Asset Securities Corp. 03-21	5.50		07/25/33	199,369	187,010
Structured Asset Securities Corp. 03-37A	5.23	(a)	12/25/33	363,107	277,354
Structured Asset Securities Corp. 04-3	5.55	(a)	03/25/24	479,580	439,034
Vanderbilt Mortgage & Finance 03-A	1.18	(a)	05/07/26	547,566	454,510
Wachovia Mortgage Loan Trust 06-A	5.24	(a)	05/20/36	489,327	313,162
Washington Mutual Mortgage Securities Corp. 04-AR3	4.18	(a)	06/25/34	157,122	121,522
Washington Mutual Mortgage Securities Corp. 04-AR14	4.26	(a)	01/25/35	261,315	206,820
Washington Mutual Mortgage Securities Corp. 05-AR7	4.92	(a)	08/25/35	445,120	338,989
Washington Mutual Mortgage Securities Corp. 05-AR12	4.83	(a)	10/25/35	56,735	30,774
Washington Mutual Mortgage Securities Corp. 05-AR15	0.77	(a)	11/25/45	437,283	391,700
Washington Mutual MSC Mortgage Pass-Through Certificates 03-MS2	5.00		03/25/18	306,037	305,081
Wells Fargo Mortgage Backed Securities Trust 03-6	5.00		06/25/18	68,012	67,800

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED - continued
Wells Fargo Mortgage Backed Securities Trust 06-16	5.00%		11/25/36	$93,881	$83,567
Wells Fargo Mortgage Backed Securities Trust 03-17	5.00		01/25/34	383,463	355,661
Wells Fargo Mortgage Backed Securities Trust 04-B	4.92	(a)	02/25/34	118,553	97,639
Wells Fargo Mortgage Backed Securities Trust 04-BB	4.56	(a)	01/25/35	71,841	55,439
Wells Fargo Mortgage Backed Securities Trust 04-E	4.87	(a)	05/25/34	202,963	166,552
Wells Fargo Mortgage Backed Securities Trust 04-EE	4.43	(a)	12/25/34	97,259	84,194
Wells Fargo Mortgage Backed Securities Trust 04-F	4.73	(a)	06/25/34	1,137,540	940,610
Wells Fargo Mortgage Backed Securities Trust 04-I	5.08	(a)	07/25/34	11,421	8,220
Wells Fargo Mortgage Backed Securities Trust 04-K	4.47	(a)	07/25/34	435,560	359,813
Wells Fargo Mortgage Backed Securities Trust 04-K	4.73	(a)	07/25/34	257,576	209,214
Wells Fargo Mortgage Backed Securities Trust 04-K	4.73	(a)	07/25/34	871,412	716,964
Wells Fargo Mortgage Backed Securities Trust 04-R	4.37	(a)	09/25/34	169,102	133,112
Wells Fargo Mortgage Backed Securities Trust 05-AR13	5.31	(a)	05/25/35	250,000	151,267
Wells Fargo Mortgage Backed Securities Trust 05-AR14	5.39	(a)	08/25/35	103,865	72,811
Wells Fargo Mortgage Backed Securities Trust 05-AR15	5.11	(a)	09/25/35	681,707	454,756
Wells Fargo Mortgage Backed Securities Trust 05-AR16	5.26	(a)	10/25/35	167,542	127,238
Wells Fargo Mortgage Backed Securities Trust 06-AR4	5.78	(a)	04/25/36	123,509	85,487
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.63	(a)	12/25/36	77,985	51,156
Total Mortgage Backed Securities (Cost $56,401,143)					42,802,917

MUNICIPAL BONDS (3.8% of portfolio)
Burlington Kansas Environmental Improvement	5.13	(a)	09/01/35	1,175,000	1,225,302
Chicago Illinois Public Building Commission	7.13		01/01/10	250,000	258,557
Fiscal Year 2005 Securitization Corp. New York	3.51		10/01/12	405,000	409,633
Florida State Municipal Power Agency	4.87		10/01/11	1,975,000	2,024,039
Medical University South Carolina Hospital Authority	4.47		08/15/11	370,000	362,678
New Orleans Louisiana Aviation Board	4.50		01/01/12	935,000	933,027
New York, NY City Housing Development Corp.	3.55		05/01/09	1,575,000	1,576,355
Santa Cruz County California Redevelopment Agency	7.88		09/01/30	220,000	241,252
Vermont Housing Finance Agency	8.00	(a)	05/01/37	675,000	675,000
Total Municipal Bonds (Cost $7,589,683)					7,705,843

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (4.2% of portfolio)
Bartram Trail CDC Inc. (b)	5.50	(a)	07/01/32	799,000	828,259
Federal Home Loan Bank	4.30		06/10/13	100,000	100,037
Federal Home Loan Mortgage Corp.	4.35		06/03/13	100,000	100,568
Federal Home Loan Mortgage Corp.	3.50		12/14/11	100,000	100,008
Federal Home Loan Mortgage Corp.	3.50		06/28/12	100,000	100,041
Federal Home Loan Mortgage Corp.	4.00		07/16/12	150,000	150,014
Federal Home Loan Mortgage Corp.	4.00		10/01/12	152,000	152,014
Federal Home Loan Mortgage Corp.	4.30		06/17/13	200,000	201,374
Federal Home Loan Mortgage Corp.	4.35		07/02/13	100,000	100,829
Federal Home Loan Mortgage Corp.	4.00		07/09/13	100,000	100,037
Federal Home Loan Mortgage Corp.	4.00		07/15/13	370,000	370,430
Government Trust Certificate (Sri Lanka Trust)	1.96	(a)	06/15/12	175,000	174,998
Overseas Private Investment Corp.	5.30	(e)	09/15/10	250,000	289,970
Overseas Private Investment Corp.	4.91	(e)	09/15/10	2,500,000	2,795,725
Overseas Private Investment Corp.	4.10		11/15/14	550,880	565,991
Tennessee Valley Authority	4.50		10/15/13	100,000	100,053
Tennessee Valley Authority	0.00	(d)	04/15/42	775,000	725,877
U.S. Department of Housing & Urban Development	7.50		08/01/11	180,000	183,767
U.S. Department of Housing & Urban Development	3.44		08/01/11	1,375,000	1,430,725
U.S. Department of Housing & Urban Development	6.07		08/01/21	115,000	123,115
Total U.S. Government and Agency Obligations (Cost $8,288,197)					8,693,832

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MONEY MARKET ACCOUNTS (2.5% of portfolio)
SSgA Prime Money Market Fund	0.50%	(f)		$5,185,000	$5,185,000
SSgA Money Market Fund	0.35	(f)		965	965
Total Money Market Accounts (Cost $5,185,965)					5,185,965

TOTAL INVESTMENTS IN SECURITIES (Cost $224,780,737) - 100%					$205,373,884

______________________________________________

(a) Variable coupon rate as of March 31, 2009.
(b) 144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total of such securities at period-end amounts to
$19,325,704 and represents 9.52% of total investments.
(c) Zero coupon security, purchased at a discount.
(d) Step coupon security, the current rate may be adjusted upwards before maturity date.
(e) Interest is paid at maturity.
(f) 7-day yield at March 31, 2009.

At March 31, 2009, the cost of investment securities for tax purposes was $224,780,737.  Net unrealized depreciation of investment securities was $19,406,853 consisting of unrealized gains of $3,494,121 and unrealized losses of $22,900,974.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$5,094,186
Level 2 - Other Significant Observable Inputs	$200,160,746
Level 3 - Significant Unobservable Inputs	$118,952
Total	$205,373,884

The following is a reconciliation between the beginning and ending balances of investments in which significant observable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of December 31, 2008	$104,071
Net purchase/(sale) at cost	$(25,265)
Realized gain/(loss)	$7
Change in unrealized appreciation/(depreciation)	$40,098
Accretion/(amortization)	$41
Balance as of March 31, 2009	$118,952

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

STOCK INDEX FUND
Portfolio of Investments
March 31, 2009

	Cost	Value
Investment in S&P 500 Index Master Portfolio	$37,976,387	$35,344,680

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Index Master Portfolio managed by Barclays Global
Advisors. As of March 31, 2009 the Stock Index Fund's ownership interest in the S&P 500 Index Master Portfolio was 2.41%.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

VALUE FUND
Portfolio of Investments
March 31 2009
(Unaudited)

	Shares	Value
COMMON STOCKS (98.0% of portfolio)
CONSUMER DISCRETIONARY - 1.5%
Auto Components
Cooper Tire & Rubber Co.	440,000	$1,777,600
Multiline Retail
Dillard's, Inc. (Class A)	367,700	2,095,890
Restaurants
Tim Hortons Inc.	56,852	1,442,335
Total Consumer Discretionary		5,315,825

CONSUMER STAPLES - 4.9%
Food Products
Dean Foods Co. (a)	634,800	11,477,184
J.M. Smucker Co. (The)	148,853	5,547,751
Total Consumer Staples		17,024,935

ENERGY - 11.2%
Energy Equipment & Services
Baker Hughes Inc.	177,000	5,053,350
Oil & Gas
Chevron Corp.	200,000	13,448,000
ConocoPhillips	236,000	9,241,760
Marathon Oil Corp.	428,000	11,252,120
Total Energy		38,995,230

FINANCIALS - 8.5%
Commercial Banks
Bank of America Corp.	230,200	1,569,964
Commerce Bancshares, Inc.	25,895	939,989
Diversified Financial Services
JPMorgan Chase & Co.	442,600	11,764,308
Insurance
Allstate Corp. (The)	285,000	5,457,750
Chubb Corp. (The)	122,000	5,163,040
Principal Financial Group, Inc. (a)	142,800	1,168,104
Unum Group	286,300	3,578,750
Total Financials		29,641,905

HEALTH CARE - 29.3%
Health Care Equipment & Supplies
Covidien Ltd.	207,600	6,900,624
Hospira, Inc. (a)	421,500	13,007,490
Pharmaceuticals
Abbott Laboratories	399,000	19,032,300
Bristol-Myers Squibb Co.	829,700	18,187,024
Pfizer Inc.	1,107,000	15,077,340
GlaxoSmithKline plc ADR	354,000	10,998,780
Schering-Plough Corp.	800,000	18,840,000
Total Healthcare		102,043,558

INDUSTRIALS - 15.4%
Airlines
Southwest Airlines Co.	1,023,000	6,475,590
Commercial Services & Supplies
Avery Dennison Corp.	393,500	8,790,790
R.R. Donnelley & Sons Co.	121,700	892,061

VALUE FUND
Portfolio of Investments (continued)
March 31 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Industrial Conglomerates
Honeywell International Inc.	231,100	$6,438,446
Parker-Hannifin Corp.	316,462	10,753,379
Tyco International Ltd.	164,850	3,224,466
Machinery
Flowserve Corp.	95,300	5,348,236
Distributers
Applied Industrial Technologies, Inc.	130,500	2,201,535
Genuine Parts Co.	315,400	9,417,844
Total Industrials		53,542,347

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment
Cisco Systems, Inc. (a)	788,500	13,223,145
Computers & Peripherals
Dell Inc. (a)	1,272,000	12,058,560
Hewlett-Packard Co.	354,000	11,349,240
Electronic Equipment, Instruments & Components
Motorola, Inc.	99,000	418,770
Tyco Electronics Ltd.	164,850	1,819,944
IT Services
SAIC, Inc. (a)	553,000	10,324,510
Semiconductors & Semiconductor Equipment
Intel Corporation	978,000	14,718,900
Total Information Technology		63,913,069

MATERIALS - 5.4%
Chemicals
Dow Chemical Co. (The)	651,900	5,495,517
Containers & Packaging
Bemis Co., Inc.	433,600	9,092,592
Pactiv Corp. (a)	301,200	4,394,508
Total Materials		18,982,617

UTILITIES - 3.5%
Gas Utilities
El Paso Corp.	701,664	4,385,400
Multi-Utilities
Questar Corp.	271,000	7,975,530
Total Utilities		12,360,930
Total Common Stocks (Cost $399,613,056)		341,820,416

MONEY MARKET ACCOUNTS (2.0% of portfolio)
SSgA Prime Money Market Fund, 0.50% (b)	6,871,000	6,871,000
SSgA Money Market Fund, 0.35% (b)	241	241
Total Money Market Accounts (Cost $6,871,241)		6,871,241

TOTAL INVESTMENTS IN SECURITIES (Cost $406,484,297) - 100%		$348,691,657

______________________________________

(a) Non-income producing.
(b) 7-day yield at March 31, 2009.

ADR - American Depository Receipt

At March 31, 2009, the cost of investment securities for tax purposes was $406,821,291.  Net unrealized depreciation of investment securities was $58,129,634 consisting of unrealized gains of $53,508,618 and unrealized losses of $111,638,252.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$341,820,416
Level 2 - Other Significant Observable Inputs	$6,871,241
Level 3 - Significant Unobservable Inputs	$-
Total	$348,691,657

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

GROWTH FUND
Portfolio of Investments
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS (96.6% of portfolio)
CONSUMER DISCRETIONARY - 12.4%
Apparel, Accessories,Luxury Goods
Nike Inc.	700	$32,823
Diversified Consumer Services
Apollo Group Inc. (Class A) (a)	450	35,249
Hotels, Restaurants & Liesure
International Game Technology	3,600	33,192
Marriott International Inc. (Class A)	7,800	127,608
Yum Brands Inc.	2,400	65,952
Internet & Catalog Retail
Amazon.com Inc. (a)	4,150	304,776
Expedia Inc. (a)	5,800	52,664
Multiline Retail
Kohls Corp. (a)	2,300	97,336
Specialty Retail
Bed Bath & Beyond (a)	3,800	94,050
Total Consumer Discretionary		843,650

CONSUMER STAPLES - 3.8%
Food & Staples Products
CVS Caremark Corp.	2,700	74,223
Walmart Stores Inc.	3,500	182,350
Total Consumer Staples		256,573

ENERGY - 5.7%
Energy Equipment & Services
Schlumberger Ltd.	3,900	158,418
Oil, Gas,& Consumable Fuels
EOG Resources Inc.	1,800	98,568
Petroleo Brasileiro S.A. ADR	3,100	75,950
Suncor Energy Inc.	2,500	55,525
Total Energy		388,461

FINANCIALS - 8.6%
Capital Markets
Franklin Resources Inc.	1,300	70,031
Goldman Sachs Group Inc.	1,200	127,224
Morgan Stanley	1,600	36,432
Charles Schwab Corp.	4,500	69,750
State Street Corp.	2,800	86,184
Commercial Banks
JPMorgan Chase & Co.	2,600	69,108
Wells Fargo Company	2,200	31,328
Consumer Finance
American Express Co.	2,200	29,986
MasterCard Inc.	400	66,992
Total Financials		587,035

HEALTH CARE - 16.8%
Biotechnology
Amgen Inc. (a)	1,050	51,996
Celgene Corp. (a)	2,850	126,540
Gilead Sciences Inc. (a)	5,750	266,340
Health Care Equipment & Supplies
Baxter International Inc.	1,300	66,586
Intuitive Surgical, Inc. (a)	200	19,072
Stryker Corp. (a)	1,700	57,868
Health Care Providers & Services
McKesson Corp.	2,700	94,608
Medco Health Solutions Inc. (a)	5,200	214,968

GROWTH FUND
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Pharmaceuticals
Allergan Inc.	2,900	$138,504
Wyeth Corp.	2,600	111,904
Total Healthcare		1,148,386

INDUSTRIALS - 7.6%
Aerospace & Defense
Lockheed Martin Corp.	950	65,578
Air Freight & Logistics
Expeditors International of Washington Inc.	3,100	87,699
United Parcel Services, Inc. (Class B)	1,400	68,908
Constructions & Engineering
Fluor Corp.	800	27,640
Machinery
Danaher Corp.	4,950	268,389
Total Industrials		518,214

INFORMATION TECHNOLOGY - 30.4%
Communications Equipment
Cisco Systems, Inc. (a)	14,400	241,488
Corning Inc. (a)	2,800	37,156
Internet Software & Services
Qualcomm Inc.	6,600	256,806
Research In Motion, Ltd. (a)	1,900	81,833
Computers & Peripherals
Apple Inc. (a)	2,770	291,182
Electronic Equipment, Instruments & Components
First Solar Inc. (a)	300	39,810
Sunpower Corp. (Class B) (a)	1,700	33,660
Internet Software & Services
Google Inc. (Class A) (a)	540	187,952
Verisign Inc. (a)	1,600	30,192
IT Services
Accenture Ltd. (Class A)	5,300	145,697
Semiconductors & Semiconductor Equipment
Broadcom Corp. (Class A) (a)	6,400	127,872
Xilinx Inc.	6,300	120,708
Marvell Technology Group Ltd. (a)	15,400	141,064
ASML Holding NV NY ADR	5,900	103,309
Software
Microsoft Corp.	8,000	146,960
Salesforce Com Inc. (a)	2,700	88,372
Total Information Technology		2,074,061

MATERIALS - 3.2%
Chemicals
Monsanto Co.	600	49,860
Praxair Inc.	2,450	164,861
Total Materials		214,721

TELECOMMUNICATION SERVICES - 6.9%
Wireless Telecommunication Services
American Tower Corp. (Class A) (a)	8,300	252,569
Crown Castle International Corp. (a)	5,200	106,132
MetroPCS Communications Inc. (a)	6,700	114,436
Total Telecommunication Services		473,137

GROWTH FUND
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
UTILITIES - 1.2%
Independent Power Producers & Energy Traders
NRG Energy Inc. (a)	4,800	$84,480
Total Utilities		84,480
Total Common Stocks (Cost $5,896,115)		6,588,718

MONEY MARKET ACCOUNTS (3.4% of portfolio)
SSgA Prime Money Market Fund, 0.50% (b)	234,000	234,000
SSgA Money Market Fund, 0.35% (b)	852	852
Total Money Market Accounts (Cost $234,852)		234,852

TOTAL INVESTMENTS IN SECURITIES (Cost $6,130,967) - 100%		$6,823,570

____________________________

(a) Non-income producing.
(b) 7-day yield at March 31, 2009.

ADR - American Depository Receipt

At March 31, 2009, the cost of investment securities for tax purposes was $6,130,967.  Net unrealized appreciation of investment securities was $692,603 consisting of unrealized gains of $818,964 and unrealized losses of $126,361.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$6,588,717
Level 2 - Other Significant Observable Inputs	$234,853
Level 3 - Significant Unobservable Inputs	$-
Total	$6,823,570

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
March 31 2009
(Unaudited)

	Shares	Value
COMMON STOCKS (95.1% of portfolio)
CONSUMER DISCRETIONARY - 21.3%
Auto Components
Cooper Tire & Rubber Co.	150,100	$606,404
Restaurants
Brinker International, Inc.	215,000	3,246,500
Cracker Barrel Old Country Store, Inc.	53,100	1,520,784
O'Charley's Inc.	20,660	62,187
Specialty Retail
Nordstrom, Inc.	120,000	2,010,000
Sally Beauty Holdings, Inc. (a)	214,000	1,215,520
Total Consumer Discretionary		8,661,395

CONSUMER STAPLES - 10.8%
Food Distribution
United Natural Foods, Inc. (a)	60,100	1,140,097
Food Products
J.M. Smucker Co. (The)	40,868	1,523,150
Personal Products
Alberto-Culver Co. (Class A)	76,000	1,718,360
Total Consumer Staples		4,381,607

ENERGY - 5.3%
Energy Equipment & Services
Helmerich & Payne, Inc.	35,000	796,950
Oil & Gas
Cimarex Energy Co.	74,400	1,367,472
Total Energy		2,164,422

FINANCIALS - 15.9%
Commercial Banks
Astoria Financial Corp.	45,000	413,550
Cardinal Financial Corp.	184,000	1,056,160
City Bank (Lynnwood WA)	56,400	186,120
First National Bancshares, Inc. (a)	59,597	101,315
Middleburg Financial Corp.	75,400	864,838
National Bankshares, Inc. (Virginia)	86,000	1,622,820
Southcoast Financial Corp. (a)	51,370	292,809
Valley National Bancorp	100,890	1,248,009
Diversified Financial Services
Asset Acceptance Capital Corp. (a)	131,600	698,796
Total Financials		6,484,417

HEALTH CARE - 2.7%
Health Care Equipment & Supplies
STERIS Corp.	48,000	1,117,440
Total Healthcare		1,117,440

INDUSTRIALS - 24.2%
Aerospace & Defense
Triumph Group, Inc.	38,900	1,485,980
Distributers
Applied Industrial Technologies, Inc.	93,450	1,576,501
Electrical Equipment
Rofin-Sinar Technologies Inc. (a)	49,700	801,164

SMALL-COMPANY STOCK FUND
Portfolio of Investments (continued)
March 31 2009
(Unaudited)
	Shares/
	Face Amount	Value
COMMON STOCKS - continued
Industrial Conglomerates
Carlisle Companies, Inc.	80,900	$1,588,067
CLARCOR Inc.	46,200	1,163,778
Standex International Corp.	19,500	179,400
Machinery
Flowserve Corp.	14,500	813,740
Manitowoc Co., Inc.	225,200	736,404
Regal-Beloit Corp.	43,500	1,332,840
Road & Rail
Knight Transportation, Inc.	5,000	75,800
Werner Enterprises, Inc.	5,000	75,600
Total Industrials		9,829,274

INFORMATION TECHNOLOGY - 6.5%
Communications Equipment
Belden, Inc.	86,750	1,085,243
Computers & Peripherals
Western Digital Corp. (a)	80,000	1,547,200
Total Information Technology		2,632,443

MATERIALS - 6.5%
Chemicals
Westlake Chemical Corp.	110,700	1,619,541
Containers & Packaging
Pactiv Corp. (a)	70,000	1,021,300
Total Materials		2,640,841

UTILITIES - 1.9%
Multi-Utilities
Questar Corp.	26,600	782,838
Total Utilities		782,838
Total Common Stocks (Cost $48,000,110)		38,694,677

MONEY MARKET ACCOUNTS (4.9% of portfolio)
SSgA Prime Money Market Fund, 0.50% (b)	2,003,000	2,003,000
SSgA Money Market Fund, 0.35% (b)	353	353
Total Money Market Accounts (Cost $2,003,353)		2,003,353

TOTAL INVESTMENTS IN SECURITIES (Cost $50,003,463) - 100%		$40,698,030

___________________________________

(a) Non-income producing.
(b) 7-day yield at March 31, 2009.

At March 31, 2009, the cost of investment securities for tax purposes was $50,003,463.  Net unrealized depreciation of investment securities was $9,305,433 consisting of unrealized gains of $4,937,528 and unrealized losses of $14,242,961.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$38,694,677
Level 2 - Other Significant Observable Inputs	$2,003,353
Level 3 - Significant Unobservable Inputs	$-
Total	$40,698,030

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

INTERNATIONAL VALUE FUND
Portfolio of Investments
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS (94.5% of portfolio)
BRAZIL - 1.0%
Companhia Vale Do Rio Doce ADR	57,100	$759,430
Total Brazil		759,430

BRITAIN - 19.2%
AstraZeneca PLC	45,900	1,628,106
British Sky Broadcasting Group PLC	213,300	1,324,005
BP PLC	229,900	1,538,603
GlaxoSmithKline PLC	99,300	1,546,161
Kingfisher PLC	626,700	1,342,998
Pearson PLC	197,100	1,978,947
Unilever PLC	106,300	2,014,728
Vodafone Group PLC	1,266,974	2,213,407
WPP Group PLC	238,200	1,339,421
Total Britain		14,926,376

CANADA - 0.5%
Bank Montreal	14,200	371,556
Total Canada		371,556

FRANCE - 9.9%
AXA SA	87,800	1,066,088
Cap Gemini	46,900	1,510,788
Compagnie de Saint-Gobain	36,328	1,016,650
Schneider Electric SA	24,200	1,606,728
Vivendi SA	93,800	2,478,444
Total France		7,678,698

GERMANY - 3.5%
Adidas AG	19,900	663,742
Bayerische Motoren Werke AG	17,600	510,697
Siemens AG REG	26,400	1,511,850
Total Germany		2,686,289

HONG KONG - 1.8%
New World Development Co., Ltd.	1,421,000	1,417,803
Total Hong Kong		1,417,803

ITALY - 5.2%
Eni SpA	100,000	1,925,345
Finmeccanica SpA	132,040	1,642,797
UniCredit SpA	27,800	495,982
Total Italy		4,064,124

JAPAN - 19.4%
Bridgestone Corp.	75,100	1,084,522
Daiichi Sankyo Co., Ltd.	61,000	1,030,964
Daito Trust Construction Co., Ltd.	50,100	1,679,413
Mitsubishi UFJ Financial Group, Inc.	234,600	1,152,511
Mitsui Sumitomo Insurance Co., Ltd.	61,855	1,451,723
Shin Etsu Chemical Co., Ltd.	35,900	1,762,025
Sumitomo Corp.	281,200	2,444,542
Sumitomo Trust & Banking Co.	394,200	1,528,485
Takeda Pharmaceutical Co., Ltd	37,100	1,286,582
Toyota Motor Corp.	50,900	1,632,505
Total Japan		15,053,272

INTERNATIONAL VALUE FUND
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
NETHERLANDS - 1.2%
AkzoNobel NV	9,900	$375,132
ING Groep NV	92,900	518,893
Total Netherlands		894,025

NORWAY - 3.9%
Norsk Hydro ASA	294,400	1,119,735
StatoilHydro ASA	108,395	1,894,632
Total Norway		3,014,367

REPUBLIC OF SOUTH KOREA - 1.9%
Samsung Electronics Ltd.	3,602	1,487,667
Total Republic of South Korea		1,487,667

SINGAPORE - 4.6%
Keppel Corp.	257,300	857,072
Singapore Airlines	173,600	1,142,264
Singapore Telecommunications, Ltd.	943,800	1,571,037
Total Singapore		3,570,373

SPAIN - 7.5%
BBV Argentaria SA	98,700	802,173
Iberdrola SA	205,800	1,445,113
Telefonica SA	178,000	3,555,019
Total Spain		5,802,305

SWEDEN - 2.3%
Ericsson LM (Class B)	118,000	958,892
Sandvik AB	145,400	832,863
Total Sweden		1,791,755

SWITZERLAND - 9.8%
Adecco SA REG	48,000	1,501,703
Givaudan SA REG	2,655	1,375,341
Nestle SA REG	71,200	2,410,083
Novartis AG REG	61,700	2,328,793
Total Switzerland		7,615,920

TAIWAN - 2.8%
Taiwan Semiconductor SP ADR	237,491	2,125,544
Total Taiwan		2,125,544
Total Common Stocks (Cost $115,840,572)		73,259,504

MONEY MARKET ACCOUNTS (5.5% of portfolio)
SSgA Prime Money Market Fund, 0.50% (a)	3,814,000	3,814,000
SSgA Money Market Fund, 0.35% (a)	486,310	486,310
Total Money Market Accounts (Cost $4,300,310)		4,300,310

TOTAL INVESTMENTS IN SECURITIES (Cost $120,140,882) - 100%		$77,559,814

_______________________________________

(a) 7-day yield at March 31, 2009.

ADR - American Depository Receipt
BR - Bearer shares
REG - Registered shares

At March 31, 2009, the cost of investment securities for tax purposes was $120,908,826.  Net unrealized depreciation of investment securities was $43,349,012 consisting of unrealized gains of $314,906 and unrealized losses of $43,663,918.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”).  In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a three-tier hierarchy based upon the inputs used to value an asset for disclosure of fair value measurements.  The three-tier hierarchy of inputs is summarized below:

·      Level 1 – quoted prices in active markets for identical investments;
·      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
·      Level 3 – significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$3,256,530
Level 2 - Other Significant Observable Inputs	$74,303,284
Level 3 - Significant Unobservable Inputs	$-
Total	$77,559,814

For more information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS (97.08% of portfolio)
ADVERTISING - 0.13%
Interpublic Group of Companies Inc. (The) (a) (b)	99,201	$408,708
Omnicom Group Inc. (b)	64,102	1,499,987
Total Advertising		1,908,695

AEROSPACE & DEFENSE - 2.16%
Boeing Co. (The) (b)	150,172	5,343,120
General Dynamics Corp.	79,888	3,322,542
Goodrich Corp.	25,169	953,653
L-3 Communications Holdings Inc. (b)	24,620	1,669,236
Lockheed Martin Corp.	68,225	4,709,572
Northrop Grumman Corp.	66,998	2,923,793
Raytheon Co.	84,155	3,276,996
Rockwell Collins Inc. (b)	32,192	1,050,747
United Technologies Corp. (b)	194,799	8,372,461
Total Aerospace & Defense		31,622,120

AGRICULTURE - 2.58%
Altria Group Inc.	423,876	6,790,494
Archer-Daniels-Midland Co. (b)	131,451	3,651,709
Lorillard Inc.	34,442	2,126,449
Monsanto Co.	112,580	9,355,398
Philip Morris International Inc. (b)	413,565	14,714,643
Reynolds American Inc. (b)	34,492	1,236,193
Total Agriculture		37,874,886

AIRLINES - 0.06%
Southwest Airlines Co. (b)	150,333	951,608
Total Airlines		951,608

APPAREL - 0.44%
Coach Inc. (a)	67,307	1,124,027
Nike Inc. Class B (b)	80,397	3,769,815
Polo Ralph Lauren Corp.	11,591	489,720
VF Corp. (b)	17,847	1,019,242
Total Apparel		6,402,804

AUTO MANUFACTURERS - 0.23%
Ford Motor Co. (a) (b)	483,307	1,271,097
General Motors Corp. (b)	126,659	245,718
PACCAR Inc. (b)	74,257	1,912,860
Total Auto Manufacturers		3,429,675

AUTO PARTS & EQUIPMENT - 0.12%
Goodyear Tire & Rubber Co. (The) (a) (b)	50,560	316,506
Johnson Controls Inc. (b)	120,802	1,449,624
Total Autoparts & Equipment		1,766,130

BANKS - 3.34%
Bank of America Corp.	1,313,798	8,960,102
Bank of New York Mellon Corp. (The)	236,047	6,668,328
BB&T Corp. (b)	114,519	1,937,661
Comerica Inc.	30,769	563,380
Discover Financial Services	98,238	619,882
Fifth Third Bancorp (b)	119,661	349,410
First Horizon National Corp. (b)	44,245	475,191
Huntington Bancshares Inc. (b)	77,019	127,852
KeyCorp (b)	101,719	800,529

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
M&T Bank Corp. (b)	15,878	$718,321
Marshall & Ilsley Corp.	53,202	299,527
Northern Trust Corp.	45,705	2,734,073
PNC Financial Services Group Inc. (The)	87,698	2,568,674
Regions Financial Corp. (b)	143,740	612,332
State Street Corp.	88,517	2,724,553
SunTrust Banks Inc. (b)	73,300	860,542
U.S. Bancorp (b)	359,547	5,252,982
Wells Fargo & Co.	870,045	12,389,441
Zions Bancorporation	23,844	234,387
Total Banks		48,897,167

BEVERAGES - 2.66%
Brown-Forman Corp. Class B (b)	20,323	789,142
Coca-Cola Co. (The) (b)	408,720	17,963,244
Coca-Cola Enterprises Inc.	64,362	848,935
Constellation Brands Inc. Class A (a)	39,063	464,850
Dr Pepper Snapple Group Inc. (a) (b)	52,262	883,750
Molson Coors Brewing Co. Class B	30,341	1,040,089
Pepsi Bottling Group Inc.	27,068	599,286
PepsiCo Inc.	319,530	16,449,404
Total Beverages		39,038,700

BIOTECHNOLOGY - 1.57%
Amgen Inc. (a)	213,832	10,588,961
Biogen Idec Inc. (a) (b)	60,861	3,190,334
Celgene Corp. (a)	94,422	4,192,337
Genzyme Corp. (a)	55,436	3,292,344
Life Technologies Corp. (a)	35,755	1,161,322
Millipore Corp. (a) (b)	11,124	638,629
Total Biotechnology		23,063,927

BUILDING MATERIALS - 0.03%
Masco Corp. (b)	74,051	516,876
Total Building Materials		516,876

CHEMICALS - 1.39%
Air Products and Chemicals Inc. (b)	42,946	2,415,713
CF Industries Holdings Inc. (b)	9,918	705,467
Dow Chemical Co. (The) (b)	188,153	1,586,130
E.I. du Pont de Nemours and Co.	184,912	4,129,085
Eastman Chemical Co. (b)	14,579	390,717
Ecolab Inc. (b)	34,357	1,193,219
International Flavors & Fragrances Inc. (b)	16,256	495,158
PPG Industries Inc. (b)	33,965	1,253,309
Praxair Inc. (b)	63,197	4,252,526
Rohm and Haas Co. (b)	25,569	2,015,860
Sherwin-Williams Co. (The) (b)	20,327	1,056,394
Sigma-Aldrich Corp. (b)	25,420	960,622
Total Chemicals		20,454,200

COAL - 0.17%
CONSOL Energy Inc. (b)	37,581	948,544
Massey Energy Co. (b)	17,752	179,650
Peabody Energy Corp.	54,859	1,373,669
Total Coal		2,501,863

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
COMMERCIAL SERVICES - 0.71%
Apollo Group Inc. Class A (a)	22,010	$1,724,043
Convergys Corp. (a)	25,380	205,070
Equifax Inc.	26,260	642,057
H&R Block Inc.	69,089	1,256,729
Iron Mountain Inc. (a)	37,358	828,227
McKesson Corp.	56,541	1,981,197
Monster Worldwide Inc. (a) (b)	26,159	213,196
Moody's Corp. (b)	39,532	906,073
R.R. Donnelley & Sons Co.	43,079	315,769
Robert Half International Inc. (b)	32,043	571,327
Western Union Co.	145,557	1,829,652
Total Commercial Services		10,473,340

COMPUTERS - 5.24%
Affiliated Computer Services Inc. Class A (a)	20,255	970,012
Apple Inc. (a)	182,862	19,222,453
Cognizant Technology Solutions Corp. Class A (a) (b)	60,335	1,254,365
Computer Sciences Corp. (a) (b)	31,043	1,143,624
Dell Inc. (a)	354,624	3,361,836
EMC Corp. (a) (b)	418,190	4,767,366
Hewlett-Packard Co.	494,831	15,864,282
International Business Machines Corp.	275,569	26,699,880
Lexmark International Inc. Class A (a) (b)	15,437	260,422
NetApp Inc. (a) (b)	67,846	1,006,835
SanDisk Corp. (a) (b)	47,254	597,763
Sun Microsystems Inc. (a) (b)	150,628	1,102,597
Teradata Corp. (a)	36,343	589,483
Total Computers		76,840,918

COSMETICS & PERSONAL CARE - 2.51%
Avon Products Inc. (b)	86,698	1,667,203
Colgate-Palmolive Co.	103,426	6,100,065
Estee Lauder Companies Inc. (The) Class A (b)	24,028	592,290
Procter & Gamble Co. (The)	603,618	28,424,372
Total Cosmetics & Personal Care		36,783,930

DISTRIBUTION & WHOLESALE - 0.19%
Fastenal Co. (b)	26,319	846,287
Genuine Parts Co. (b)	32,607	973,645
W.W. Grainger Inc. (b)	13,337	935,991
Total Distribution & Wholesale		2,755,923

DIVERSIFIED FINANCIAL SERVICES - 4.01%
American Express Co.	239,846	3,269,101
Ameriprise Financial Inc.	45,188	925,902
Capital One Financial Corp.	79,071	967,829
Charles Schwab Corp. (The) (b)	191,748	2,972,094
CIT Group Inc.	75,731	215,833
Citigroup Inc. (b)	1,121,667	2,837,818
CME Group Inc. (b)	13,727	3,382,196
E*TRADE Financial Corp. (a) (b)	113,200	144,896
Federated Investors Inc. Class B	18,116	403,262
Franklin Resources Inc.	30,995	1,669,701
Goldman Sachs Group Inc. (The)	94,774	10,047,939
IntercontinentalExchange Inc. (a) (b)	14,838	1,104,986
Invesco Ltd.	79,536	1,102,369
Janus Capital Group Inc.	33,579	223,300

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
JPMorgan Chase & Co.	771,682	$20,511,308
Legg Mason Inc.	30,055	477,875
Morgan Stanley	220,321	5,016,709
NASDAQ OMX Group Inc. (The) (a)	28,161	551,392
NYSE Euronext Inc. (b)	53,596	959,368
SLM Corp. (a)	95,835	474,383
T. Rowe Price Group Inc. (b)	52,500	1,515,150
Total Diversified Financial Services		58,773,411

ELECTRIC - 3.83%
AES Corp. (The) (a)	136,635	793,849
Allegheny Energy Inc.	34,178	791,904
Ameren Corp. (b)	42,803	992,602
American Electric Power Co. Inc. (b)	82,698	2,088,951
CenterPoint Energy Inc.	69,245	722,225
CMS Energy Corp. (b)	47,382	561,003
Consolidated Edison Inc. (b)	55,889	2,213,763
Constellation Energy Group Inc. (b)	40,351	833,652
Dominion Resources Inc. (b)	119,933	3,716,724
DTE Energy Co.	33,526	928,670
Duke Energy Corp.	262,460	3,758,427
Dynegy Inc. Class A (a)	104,575	147,451
Edison International	66,512	1,916,211
Entergy Corp.	38,798	2,641,756
Exelon Corp. (b)	134,821	6,119,525
FirstEnergy Corp.	62,468	2,411,265
FPL Group Inc.	83,757	4,248,993
Integrys Energy Group Inc. (b)	16,065	418,333
Northeast Utilities (b)	34,883	753,124
Pepco Holdings Inc.	44,898	560,327
PG&E Corp. (b)	74,872	2,861,608
Pinnacle West Capital Corp. (b)	21,158	561,956
PPL Corp. (b)	76,668	2,201,138
Progress Energy Inc. (b)	56,317	2,042,054
Public Service Enterprise Group Inc.	103,710	3,056,334
SCANA Corp. (b)	24,421	754,365
Southern Co. (b)	159,567	4,885,942
TECO Energy Inc. (b)	44,313	494,090
Wisconsin Energy Corp.	24,218	997,055
Xcel Energy Inc. (b)	92,021	1,714,351
Total Electric		56,187,648

ELECTRICAL COMPONENTS & EQUIPMENT - 0.33%
Emerson Electric Co.	157,186	4,492,376
Molex Inc. (b)	28,010	384,857
Total Electrical Components & Equipment		4,877,233

ELECTRONICS - 0.56%
Agilent Technologies Inc. (a) (b)	71,852	1,104,365
Amphenol Corp. Class A (b)	36,373	1,036,267
FLIR Systems Inc. (a) (b)	30,495	624,538
Jabil Circuit Inc. (b)	44,010	244,696
PerkinElmer Inc. (b)	24,783	316,479
Thermo Fisher Scientific Inc. (a) (b)	86,110	3,071,544
Tyco Electronics Ltd. (b)	93,493	1,032,163
Waters Corp. (a) (b)	20,479	756,699
Total Electronics		8,186,751

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
ENGINEERING & CONSTRUCTION - 0.15%
Fluor Corp.	36,987	$1,277,901
Jacobs Engineering Group Inc. (a) (b)	24,860	961,088
Total Engineering & Construction		2,238,989

ENTERTAINMENT - 0.04%
International Game Technology	59,686	550,305
Total Entertainment		550,305

ENVIRONMENTAL CONTROL - 0.31%
Republic Services Inc.	65,120	1,116,808
Stericycle Inc. (a) (b)	17,687	844,201
Waste Management Inc.	100,529	2,573,542
Total Environmental Control		4,534,551

FOOD - 2.12%
Campbell Soup Co.	42,259	1,156,206
ConAgra Foods Inc. (b)	91,619	1,545,613
Dean Foods Co. (a)	31,884	576,463
General Mills Inc.	68,472	3,415,383
H.J. Heinz Co. (b)	64,436	2,130,254
Hershey Co. (The) (b)	34,344	1,193,454
Hormel Foods Corp. (b)	14,579	462,300
J.M. Smucker Co. (The)	24,451	911,289
Kellogg Co.	51,625	1,891,024
Kraft Foods Inc. Class A	301,051	6,710,427
Kroger Co. (The)	133,706	2,837,241
McCormick & Co. Inc. NVS	26,935	796,468
Safeway Inc.	87,177	1,760,104
Sara Lee Corp. (b)	145,845	1,178,428
SUPERVALU Inc. (b)	43,040	614,611
Sysco Corp. (b)	122,776	2,799,293
Tyson Foods Inc. Class A (b)	63,044	591,983
Whole Foods Market Inc. (b)	29,502	495,634
Total Food		31,066,175

FOREST PRODUCTS & PAPER - 0.22%
International Paper Co.	88,382	622,209
MeadWestvaco Corp. (b)	34,856	417,923
Plum Creek Timber Co. Inc. (b)	34,266	996,113
Weyerhaeuser Co. (b)	43,710	1,205,085
Total Forest Products & Paper		3,241,330

GAS - 0.22%
Nicor Inc. (b)	9,098	302,327
NiSource Inc.	57,628	564,754
Sempra Energy	49,926	2,308,578
Total Gas		3,175,659

HAND & MACHINE TOOLS - 0.08%
Black & Decker Corp. (The) (b)	12,384	390,839
Snap-On Inc. (b)	12,087	303,384
Stanley Works (The) (b)	16,479	479,868
Total Hand & Machine Tools		1,174,091

HEALTH CARE - PRODUCTS - 4.27%
Baxter International Inc.	127,085	6,509,294
Becton, Dickinson and Co.	49,820	3,349,897

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Boston Scientific Corp. (a) (b)	307,449	$2,444,220
C.R. Bard Inc.	20,204	1,610,663
Covidien Ltd.	103,193	3,430,135
DENTSPLY International Inc. (b)	30,794	826,819
Intuitive Surgical Inc. (a) (b)	8,049	767,553
Johnson & Johnson	568,555	29,905,993
Medtronic Inc.	229,145	6,752,903
Patterson Companies Inc. (a) (b)	18,873	355,945
St. Jude Medical Inc. (a)	70,530	2,562,355
Stryker Corp. (b)	49,282	1,677,559
Varian Medical Systems Inc. (a) (b)	25,786	784,926
Zimmer Holdings Inc. (a) (b)	45,965	1,677,723
Total Health Care - Products		62,655,985

HEALTH CARE - SERVICES - 1.13%
Aetna Inc.	94,490	2,298,942
Coventry Health Care Inc. (a)	30,695	397,193
DaVita Inc. (a)	21,493	944,617
Humana Inc. (a)	34,840	908,627
Laboratory Corp. of America Holdings (a) (b)	22,224	1,299,882
Quest Diagnostics Inc. (b)	32,469	1,541,628
Tenet Healthcare Corp. (a)	84,956	98,549
UnitedHealth Group Inc.	249,269	5,217,200
WellPoint Inc. (a)	100,531	3,817,162
Total Health Care - Services		16,523,800

HOLDING COMPANIES - DIVERSIFIED - 0.04%
Leucadia National Corp. (a) (b)	37,012	551,109
Total Holding Companies - Diversified		551,109

HOME BUILDERS - 0.11%
Centex Corp. (b)	25,426	190,695
D.R. Horton Inc. (b)	57,772	560,388
KB Home (b)	16,233	213,951
Lennar Corp. Class A	28,949	217,407
Pulte Homes Inc. (b)	44,917	490,943
Total Home Builders		1,673,384

HOME FURNISHINGS - 0.04%
Harman International Industries Inc. (b)	12,074	163,361
Whirlpool Corp. (b)	15,381	455,124
Total Home Furnishings		618,485

HOUSEHOLD PRODUCTS & WARES - 0.45%
Avery Dennison Corp. (b)	22,375	499,858
Clorox Co. (The) (b)	28,426	1,463,370
Fortune Brands Inc. (b)	31,248	767,138
Kimberly-Clark Corp.	84,788	3,909,575
Total Household Products & Wares		6,639,941

HOUSEWARES - 0.03%
Newell Rubbermaid Inc. (b)	58,177	371,169
Total Housewares		371,169

INSURANCE - 2.15%
Aflac Inc.	95,521	1,849,287
Allstate Corp. (The)	109,466	2,096,274
American International Group Inc.	554,020	554,020

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Aon Corp.	55,935	$2,283,267
Assurant Inc.	24,311	529,494
Chubb Corp.	72,891	3,084,747
CIGNA Corp.	55,622	978,391
Cincinnati Financial Corp. (b)	32,753	749,061
Genworth Financial Inc. Class A	90,929	172,765
Hartford Financial Services Group Inc. (The)	65,627	515,172
Lincoln National Corp. (b)	53,224	356,069
Loews Corp.	73,781	1,630,560
Marsh & McLennan Companies Inc.	105,347	2,133,277
MBIA Inc. (a)	40,352	184,812
MetLife Inc. (b)	167,663	3,817,687
Principal Financial Group Inc. (b)	54,460	445,483
Progressive Corp. (The) (a)	137,798	1,852,005
Prudential Financial Inc.	86,684	1,648,730
Torchmark Corp.	18,021	472,691
Travelers Companies Inc. (The)	119,780	4,867,859
Unum Group (b)	67,988	849,850
XL Capital Ltd. Class A	70,528	385,083
Total Insurance		31,456,584

INTERNET - 2.31%
Akamai Technologies Inc. (a) (b)	35,386	686,488
Amazon.com Inc. (a)	65,907	4,840,210
eBay Inc. (a)	219,806	2,760,763
Expedia Inc. (a) (b)	43,936	398,939
Google Inc. Class A (a)	49,200	17,124,552
McAfee Inc. (a) (b)	30,931	1,036,189
Symantec Corp. (a)	171,317	2,559,476
VeriSign Inc. (a) (b)	39,843	751,837
Yahoo! Inc. (a) (b)	286,234	3,666,658
Total Internet		33,825,112

IRON & STEEL - 0.24%
AK Steel Holding Corp.	23,542	167,619
Allegheny Technologies Inc. (b)	19,410	425,661
Nucor Corp. (b)	64,335	2,455,667
United States Steel Corp. (b)	24,118	509,613
Total Iron & Steel		3,558,560

LEISURE TIME - 0.18%
Carnival Corp. (b)	89,274	1,928,318
Harley-Davidson Inc. (b)	48,724	652,414
Total Leisure Time		2,580,732

LODGING - 0.13%
Marriott International Inc. Class A (b)	59,427	972,226
Starwood Hotels & Resorts Worldwide Inc. (b)	37,215	472,631
Wyndham Worldwide Corp.	37,193	156,211
Wynn Resorts Ltd. (a) (b)	12,786	255,336
Total Lodging		1,856,404

MACHINERY - 0.60%
Caterpillar Inc. (b)	123,615	3,456,275
Cummins Inc.	40,741	1,036,858
Deere & Co. (b)	87,503	2,876,224
Flowserve Corp.	11,702	656,716
Manitowoc Co. Inc. (The) (b)	27,353	89,444

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Rockwell Automation Inc. (b)	28,643	$625,563
Total Machinery		8,741,080

MANUFACTURING - 3.18%
Cooper Industries Ltd. Class A	35,743	924,314
Danaher Corp. (b)	52,396	2,840,911
Dover Corp.	37,889	999,512
Eastman Kodak Co. (b)	53,284	202,479
Eaton Corp. (b)	33,705	1,242,366
General Electric Co. (b)	2,168,632	21,924,870
Honeywell International Inc.	150,672	4,197,722
Illinois Tool Works Inc. (b)	80,553	2,485,060
Ingersoll-Rand Co. Ltd. Class A (b)	65,096	898,325
ITT Corp.	36,867	1,418,273
Leggett & Platt Inc. (b)	32,959	428,137
Pall Corp.	23,982	489,952
Parker Hannifin Corp.	33,025	1,122,190
Textron Inc. (b)	51,098	293,303
3M Co. (b)	142,509	7,085,546
Total Manufacturing		46,552,960

MEDIA - 2.21%
CBS Corp. Class B (b)	140,147	538,164
Comcast Corp. Class A	591,961	8,074,348
DIRECTV Group Inc. (The) (a)	105,485	2,404,003
Gannett Co. Inc. (b)	48,072	105,758
McGraw-Hill Companies Inc. (The)	64,450	1,473,972
Meredith Corp. (b)	6,969	115,964
New York Times Co. (The) Class A (b)	24,016	108,552
News Corp. Class A (b)	471,304	3,120,032
Scripps Networks Interactive Inc. Class A (b)	18,872	424,809
Time Warner Cable Inc.	72,365	1,794,650
Time Warner Inc.	245,046	4,729,381
Viacom Inc. Class B (a) (b)	125,001	2,172,517
Walt Disney Co. (The) (b)	380,804	6,915,401
Washington Post Co. (The) Class B (b)	1,264	451,374
Total Media		32,428,925

METAL FABRICATE & HARDWARE - 0.12%
Precision Castparts Corp. (b)	28,760	1,722,724
Total Metal Fabricate & Hardware		1,722,724

MINING - 0.70%
Alcoa Inc. (b)	193,317	1,418,947
Freeport-McMoRan Copper & Gold Inc. (b)	84,269	3,211,492
Newmont Mining Corp.	100,243	4,486,877
Titanium Metals Corp.	18,784	102,748
Vulcan Materials Co.	22,351	989,926
Total Mining		10,209,990

OFFICE & BUSINESS EQUIPMENT - 0.12%
Pitney Bowes Inc. (b)	42,240	986,304
Xerox Corp. (b)	175,551	798,757
Total Office & Business Equipment		1,785,061

OIL & GAS - 10.91%
Anadarko Petroleum Corp.	94,067	3,658,266
Apache Corp.	68,581	4,395,356

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Cabot Oil & Gas Corp.	20,684	$487,522
Chesapeake Energy Corp. (b)	114,867	1,959,631
Chevron Corp.	412,903	27,763,598
ConocoPhillips	305,494	11,963,145
Devon Energy Corp.	91,061	4,069,516
Diamond Offshore Drilling Inc. (b)	14,037	882,366
ENSCO International Inc.	28,613	755,383
EOG Resources Inc.	51,145	2,800,700
EQT Corp. (b)	27,162	850,985
Exxon Mobil Corp.	1,016,289	69,209,281
Hess Corp.	58,132	3,150,754
Marathon Oil Corp.	144,587	3,801,192
Murphy Oil Corp. (b)	38,863	1,739,897
Nabors Industries Ltd. (a) (b)	59,373	593,136
Noble Energy Inc. (b)	35,400	1,907,352
Occidental Petroleum Corp.	166,399	9,260,104
Pioneer Natural Resources Co. (b)	24,383	401,588
Range Resources Corp. (b)	31,786	1,308,312
Rowan Companies Inc. (b)	23,674	283,378
Southwestern Energy Co. (a) (b)	70,263	2,086,108
Sunoco Inc.	23,728	628,317
Tesoro Corp.	28,979	390,347
Valero Energy Corp.	105,242	1,883,832
XTO Energy Inc.	118,965	3,642,708
Total Oil & Gas		159,872,774

OIL & GAS SERVICES - 1.34%
Baker Hughes Inc.	63,004	1,798,764
BJ Services Co. (b)	59,107	588,115
Cameron International Corp. (a) (b)	45,499	997,793
Halliburton Co. (b)	183,149	2,833,315
National Oilwell Varco Inc. (a)	85,519	2,455,251
Schlumberger Ltd.	245,699	9,980,293
Smith International Inc. (b)	44,541	956,741
Total Oil & Gas Services		19,610,272

PACKAGING & CONTAINERS - 0.18%
Ball Corp.	19,117	829,678
Bemis Co. Inc. (b)	20,963	439,594
Owens-Illinois Inc. (a) (b)	34,705	501,140
Pactiv Corp. (a) (b)	27,499	401,210
Sealed Air Corp. (b)	32,383	446,885
Total Packaging & Containers		2,618,507

PHARMACEUTICALS - 7.36%
Abbott Laboratories	317,946	15,166,024
Allergan Inc. (b)	63,016	3,009,644
AmerisourceBergen Corp.	32,014	1,045,577
Bristol-Myers Squibb Co.	405,658	8,892,023
Cardinal Health Inc.	73,639	2,318,156
Cephalon Inc. (a) (b)	14,080	958,848
Eli Lilly and Co.	207,414	6,929,702
Express Scripts Inc. (a) (b)	50,710	2,341,281
Forest Laboratories Inc. (a)	61,703	1,354,998
Gilead Sciences Inc. (a) (b)	188,507	8,731,644
Hospira Inc. (a)	32,334	997,827
King Pharmaceuticals Inc. (a) (b)	51,510	364,176
Medco Health Solutions Inc. (a) (b)	102,055	4,218,954

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Merck & Co. Inc.	433,233	$11,588,983
Mylan Inc. (a) (b)	61,932	830,508
Pfizer Inc.	1,385,085	18,864,858
Schering-Plough Corp. (b)	334,192	7,870,222
Watson Pharmaceuticals Inc. (a) (b)	21,022	653,994
Wyeth	273,432	11,768,513
Total Pharmaceuticals		107,905,932

PIPELINES - 0.35%
El Paso Corp. (b)	144,094	900,588
Questar Corp.	35,495	1,044,618
Spectra Energy Corp. (b)	131,402	1,858,024
Williams Companies Inc. (The)	118,537	1,348,951
Total Pipelines		5,152,181

REAL ESTATE - 0.01%
CB Richard Ellis Group Inc. Class A (a)	46,010	185,420
Total Real Estate		185,420

REAL ESTATE INVESTMENT TRUSTS - 0.70%
Apartment Investment and Management Co. Class A	24,729	135,515
AvalonBay Communities Inc. (b)	16,301	767,125
Boston Properties Inc. (b)	24,442	856,203
Equity Residential (b)	55,502	1,018,462
HCP Inc. (b)	52,150	930,878
Health Care REIT Inc. (b)	22,436	686,317
Host Hotels & Resorts Inc.	109,972	431,090
Kimco Realty Corp. (b)	47,059	358,590
ProLogis (b)	53,918	350,467
Public Storage	25,452	1,406,223
Simon Property Group Inc. (b)	48,355	1,675,017
Ventas Inc. (b)	29,799	673,755
Vornado Realty Trust (b)	28,857	959,207
Total Real Estate Investment Trusts		10,248,849

RETAIL - 6.83%
Abercrombie & Fitch Co. Class A (b)	18,268	434,778
AutoNation Inc. (a)	23,372	324,403
AutoZone Inc. (a) (b)	7,766	1,262,907
Bed Bath & Beyond Inc. (a) (b)	52,757	1,305,736
Best Buy Co. Inc.	69,097	2,622,922
Big Lots Inc. (a) (b)	17,175	356,897
Costco Wholesale Corp. (b)	89,022	4,123,499
CVS Caremark Corp. (b)	298,654	8,209,998
Darden Restaurants Inc. (b)	28,429	973,978
Family Dollar Stores Inc. (b)	28,451	949,410
GameStop Corp. Class A (a) (b)	33,806	947,244
Gap Inc. (The)	94,715	1,230,348
Home Depot Inc.	347,430	8,185,451
J.C. Penney Co. Inc. (b)	44,971	902,568
Kohl's Corp. (a) (b)	62,417	2,641,487
Limited Brands Inc. (b)	54,571	474,768
Lowe's Companies Inc. (b)	300,346	5,481,315
Macy's Inc. (b)	84,900	755,610
McDonald's Corp.	228,390	12,463,242
Nordstrom Inc. (b)	32,788	549,199
Office Depot Inc. (a)	56,955	74,611
O'Reilly Automotive Inc. (a)	27,733	970,932

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
RadioShack Corp. (b)	24,694	$211,628
Sears Holdings Corp. (a) (b)	11,101	507,427
Staples Inc. (b)	146,189	2,647,483
Starbucks Corp. (a) (b)	150,723	1,674,533
Target Corp. (b)	154,259	5,304,967
Tiffany & Co. (b)	25,563	551,138
TJX Companies Inc. (The) (b)	85,318	2,187,554
Walgreen Co. (b)	202,846	5,265,882
Wal-Mart Stores Inc.	459,151	23,921,767
Yum! Brands Inc. (b)	94,775	2,604,417
Total Retail		100,118,099

SAVINGS & LOANS - 0.17%
Hudson City Bancorp Inc.	106,648	1,246,715
People's United Financial Inc.	71,848	1,291,109
Total Savings & Loans		2,537,824

SEMICONDUCTORS - 2.49%
Advanced Micro Devices Inc. (a) (b)	114,752	349,994
Altera Corp. (b)	60,918	1,069,111
Analog Devices Inc. (b)	59,646	1,149,378
Applied Materials Inc. (b)	274,935	2,955,551
Broadcom Corp. Class A (a) (b)	83,849	1,675,303
Intel Corp.	1,142,029	17,187,536
KLA-Tencor Corp. (b)	33,865	677,300
Linear Technology Corp.	45,408	1,043,476
LSI Corp. (a)	133,993	407,339
MEMC Electronic Materials Inc. (a) (b)	46,719	770,396
Microchip Technology Inc. (b)	37,816	801,321
Micron Technology Inc. (a) (b)	159,943	649,369
National Semiconductor Corp. (b)	40,401	414,918
Novellus Systems Inc. (a) (b)	19,918	331,236
NVIDIA Corp. (a) (b)	110,061	1,085,201
QLogic Corp. (a) (b)	24,851	276,343
Teradyne Inc. (a)	35,964	157,522
Texas Instruments Inc.	265,663	4,386,096
Xilinx Inc. (b)	55,940	1,071,810
Total Semiconductors		36,459,200

SOFTWARE - 4.48%
Adobe Systems Inc. (a)	108,401	2,318,697
Autodesk Inc. (a)	47,035	790,658
Automatic Data Processing Inc. (b)	104,075	3,659,277
BMC Software Inc. (a) (b)	38,271	1,262,943
CA Inc. (b)	80,018	1,409,117
Citrix Systems Inc. (a) (b)	37,409	846,940
Compuware Corp. (a) (b)	51,332	338,278
Dun & Bradstreet Corp. (The)	11,166	859,782
Electronic Arts Inc. (a) (b)	66,073	1,201,868
Fidelity National Information Services Inc.	38,389	698,680
Fiserv Inc. (a) (b)	32,820	1,196,617
IMS Health Inc.	38,122	475,381
Intuit Inc. (a) (b)	65,335	1,764,045
MasterCard Inc. Class A (b)	14,825	2,482,891
Microsoft Corp.	1,570,236	28,845,235
Novell Inc. (a)	74,108	315,700
Oracle Corp. (a)	792,402	14,318,704
Paychex Inc. (b)	65,259	1,675,199

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Salesforce.com Inc. (a) (b)	21,862	$715,543
Total System Services Inc.	39,638	547,401
Total Software		65,722,956

TELECOMMUNICATIONS - 6.76%
American Tower Corp. Class A (a)	81,291	2,473,685
AT&T Inc.	1,210,378	30,501,526
CenturyTel Inc. (b)	20,227	568,783
Ciena Corp. (a) (b)	19,409	151,002
Cisco Systems Inc. (a)	1,199,805	20,120,730
Corning Inc.	318,513	4,226,668
Embarq Corp.	28,811	1,090,496
Frontier Communications Corp.	65,299	468,847
Harris Corp.	27,471	795,011
JDS Uniphase Corp. (a) (b)	43,679	141,957
Juniper Networks Inc. (a) (b)	108,191	1,629,356
Motorola Inc. (b)	462,236	1,955,258
QUALCOMM Inc. (b)	339,235	13,199,634
Qwest Communications International Inc. (b)	299,089	1,022,884
Sprint Nextel Corp. (a) (b)	583,973	2,084,784
Tellabs Inc. (a)	81,837	374,813
Verizon Communications Inc.	583,257	17,614,361
Windstream Corp.	91,100	734,266
Total Telecommunications		99,154,061

TEXTILES - 0.05%
Cintas Corp. (b)	27,457	678,737
Total Textiles		678,737

TOYS, GAMES & HOBBIES - 0.10%
Hasbro Inc.	24,903	624,318
Mattel Inc.	74,291	856,575
Total Toys, Games, & Hobbies		1,480,893

TRANSPORTATION - 1.94%
Burlington Northern Santa Fe Corp. (b)	57,523	3,460,008
C.H. Robinson Worldwide Inc. (b)	34,609	1,578,516
CSX Corp.	81,832	2,115,357
Expeditors International Washington Inc. (b)	43,037	1,217,517
FedEx Corp.	63,781	2,837,617
Norfolk Southern Corp.	75,878	2,560,883
Ryder System Inc. (b)	11,550	326,981
Union Pacific Corp.	103,778	4,266,314
United Parcel Service Inc. Class B (b)	204,469	10,063,964
Total Transportation		28,427,157
Total Common Stocks (Cost $2,047,908,746)		1,423,213,772

SHORT-TERM INVESTMENTS (22.00% of portfolio)
MONEY MARKET FUNDS - 21.55%
Barclays Global Investors Funds
Institutional Money Market Fund,
SL Agency Shares, 0.61% (c)(d)(e)	276,965,723	276,965,723
Barclays Global Investors Funds
Prime Money Market Fund,
SL Agency Shares, 0.48% (c)(d)(e)	38,950,607	38,950,607
Total Money Market Funds		315,916,330

S&P 500 INDEX MASTER PORTFOLIO
Portfolio of Investments (continued)
March 31, 2009
(Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS - continued
U.S. TREASURY OBLIGATIONS - 0.45%
U.S. Treasury Bill, 1.83%, 04/02/09 (f)(g)	$600,000	$599,999
U.S. Treasury Bill, 0.41%, 04/09/09 (f)(g)	100,000	99,998
U.S. Treasury Bill, 0.23%, 04/16/09 (f)(g)	600,000	599,969
U.S. Treasury Bill, 0.14%, 06/18/09 (f)(g)	900,000	899,688
U.S. Treasury Bill, 0.17%, 06/25/09 (f)(g)	4,400,000	4,398,337
Total U.S. Treasury Obligations		6,597,991
Total Short-Term Investments (Cost $322,513,847)		322,514,321
TOTAL INVESTMENTS IN SECURITIES (Cost $2,370,422,593) - 119.08%		$1,745,728,093
OTHER ASSETS, LESS LIABILITIES - (19.08)%		(279,769,156)
NET ASSETS - 100.00%		1,465,958,937

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral.
(f)	The rate quoted is the yield to maturity.
(g)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.
_____________________________________

As of March 31, 2009, the open futures contracts held by the Master Portfolio were as follows:

	Number of	Notional	Net Unrealized
Futures Contracts (Expiration Date)	Contracts	Contract Value	Appreciation
S&P 500 Index (June 2009)	1,058	$42,044,920	$1,940,617
		$42,044,920	$1,940,617

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust.  As of March 31, 2009, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, LifePath 2050, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

1.   PORTFOLIO SECURITIES

SECURITY VALUATION

The securities and other assets of the Master Portfolio are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP. The Master Portfolio is subject to the provisions of Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.”  This standard establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Portfolio has the ability to access at the measurement date;

•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means;

•	Level 3 – Inputs that are unobservable for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety.  However, the determination of what constitutes an “observable” input may require significant judgment by the Master Portfolio.  The Master Portfolio considers observable inputs to be market data that is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market.  The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of that instrument.

The following table summarizes the inputs used in valuing the Master Portfolio’s investments as of March 31, 2009:

Investments in Securities
Level 1 $1,745,728,093	Level 2 $-	Level 3 $-	Total $1,745,728,093

Other Financial Instruments(a)
Level 1 $1,940,617	Level 2 $-	Level 3 $-	Total $1,940,617

(a) Other financial instruments include futures contracts, which are valued at the unrealized appreciation (depreciation) on the financial instrument.

FUTURES CONTRACTS

The Master Portfolio may enter into futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually transacting in the commodities or financial instruments. A futures contract is an agreement between two parties to buy and sell a particular commodity or financial instrument at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin.” Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

As of March 31, 2009, the Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $6,600,000 for initial margin requirements.

FEDERAL INCOME TAXES

As of March 31, 2009, the cost of investments for federal income tax purposes was $2,426,390,594.  Net unrealized depreciation aggregated $680,662,501, of which $175,089,143 represented gross unrealized appreciation on securities and $855,751,644 represented gross unrealized depreciation on securities.

2.      TRANSACTIONS WITH AFFILIATES

The Master Portfolio may invest in certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds.  These money market funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA.  While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee.  Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

3.      SECURITIES LENDING

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions.  The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government.  The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities.  The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan.  The risks to the Master Portfolio of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Master Portfolio or through one or more joint accounts or money market funds, including those managed by BGFA; such reinvestments are subject to investment risk.

As of March 31, 2009, the Master Portfolio had loaned securities which were collateralized by cash.  The cash collateral received was invested in money market funds managed by BGFA.

4.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

Effective January 1, 2009, the Master Portfolio adopted FASB Statement of Financial Accounting Standards No. 161 (“FAS 161”), “Disclosures about Derivative Instruments and Hedging Activities.” This standard requires enhanced disclosures for derivative instruments and hedging activities, including how and why the Master Portfolio uses derivative instruments, how derivative instruments are accounted for under FASB Statement No. 133 and how derivative instruments affect the Master Portfolio’s financial position, performance and cash flows.  MIP is currently evaluating the impact the adoption of FAS 161 will have on the Master Portfolio’s financial statement disclosures.

ITEM 2. CONTROLS AND PROCEDURES

(a) Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	HOMESTEAD FUNDS, INC.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	Director and President
Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter R. Morris
Name:	Peter R. Morris
Title:	Director and President
Date:	May 29, 2009

By:	/s/ Amy DiMauro
Name:	Amy DiMauro
Title:	Treasurer
Date:	May 29, 2009